UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2017

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Aerospace – 4.4%
Honeywell International, Inc.	10,759	$1,343,477
MTU Aero Engines Holding AG	3,605	468,997
United Technologies Corp.	5,287	593,254

		$2,405,728

Airlines – 0.7%
Aena S.A.	2,326	$367,988

Alcoholic Beverages – 6.1%
AmBev S.A.	53,968	$314,437
Carlsberg A.S., “B”	4,768	440,317
Diageo PLC	38,690	1,106,920
Heineken N.V.	5,982	509,251
Pernod Ricard S.A.	8,331	985,625

		$3,356,550

Apparel Manufacturers – 3.5%
Burberry Group PLC	16,245	$350,892
Compagnie Financiere Richemont S.A.	7,039	556,570
LVMH Moet Hennessy Louis Vuitton SE	4,597	1,009,505

		$1,916,967

Automotive – 1.2%
Delphi Automotive PLC	4,391	$353,432
Harley-Davidson, Inc.	4,980	301,290

		$654,722

Broadcasting – 5.0%
Omnicom Group, Inc.	4,573	$394,238
Walt Disney Co.	11,209	1,270,989
WPP PLC	48,580	1,066,371

		$2,731,598

Brokerage & Asset Managers – 1.5%
Deutsche Boerse AG	3,217	$294,834
Franklin Resources, Inc.	12,247	516,089

		$810,923

Business Services – 5.5%
Accenture PLC, “A”	10,035	$1,202,996
Adecco S.A.	5,808	412,558
Brenntag AG	3,290	184,438
Cognizant Technology Solutions Corp., “A” (a)	6,117	364,084
Compass Group PLC	32,209	607,741
PayPal Holdings, Inc. (a)	6,514	280,232

		$3,052,049

Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	1,168	$382,310
Sky PLC	28,722	351,221

		$733,531

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – 2.8%
3M Co.	4,897	$936,943
Monsanto Co.	5,507	623,392

		$1,560,335

Computer Software – 2.6%
Check Point Software Technologies Ltd. (a)	5,473	$561,858
Oracle Corp.	19,752	881,137

		$1,442,995

Consumer Products – 7.1%
Colgate-Palmolive Co.	9,900	$724,581
Coty, Inc., “A”	43,229	783,742
International Flavors & Fragrances, Inc.	654	86,675
Reckitt Benckiser Group PLC	12,842	1,172,299
Svenska Cellulosa Aktiebolaget	35,452	1,143,402

		$3,910,699

Electrical Equipment – 3.1%
Amphenol Corp., “A”	4,973	$353,928
Legrand S.A.	7,237	436,359
Schneider Electric S.A.	8,865	649,046
W.W. Grainger, Inc.	1,171	272,562

		$1,711,895

Electronics – 2.1%
Hoya Corp.	7,200	$346,386
Microchip Technology, Inc.	4,626	341,306
Samsung Electronics Co. Ltd.	262	482,625

		$1,170,317

Entertainment – 2.2%
Time Warner, Inc.	12,608	$1,231,928

Food & Beverages – 5.4%
Danone S.A.	13,076	$889,418
Kellogg Co.	9,070	658,573
Nestle S.A.	18,209	1,397,057

		$2,945,048

Gaming & Lodging – 0.8%
Marriott International, Inc., “A”	2,251	$211,999
Sands China Ltd.	24,000	111,175
Wynn Resorts Ltd.	1,015	116,329

		$439,503

Insurance – 0.3%
Swiss Re Ltd.	2,090	$187,686

Internet – 0.9%
eBay, Inc. (a)	14,241	$478,070

Machinery & Tools – 0.6%
Kubota Corp.	20,200	$303,191

Major Banks – 6.1%
Bank of New York Mellon Corp.	19,400	$916,262
Goldman Sachs Group, Inc.	2,636	605,542

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – continued
Standard Chartered PLC (a)	6,346	$60,665
State Street Corp.	13,096	1,042,573
UBS AG	47,112	753,961

		$3,379,003

Medical Equipment – 13.4%
Abbott Laboratories	12,533	$556,591
Cooper Cos., Inc.	3,045	608,665
Dentsply Sirona, Inc.	4,097	255,817
Medtronic PLC	16,371	1,318,848
Sonova Holding AG	2,134	295,924
Stryker Corp.	8,607	1,133,112
Thermo Fisher Scientific, Inc.	10,000	1,536,000
Waters Corp. (a)	3,132	489,563
Zimmer Biomet Holdings, Inc.	9,463	1,155,527

		$7,350,047

Network & Telecom – 0.7%
Cisco Systems, Inc.	12,013	$406,039

Oil Services – 1.3%
National Oilwell Varco, Inc.	4,752	$190,508
NOW, Inc. (a)	2,823	47,878
Schlumberger Ltd.	6,035	471,334

		$709,720

Other Banks & Diversified Financials – 5.2%
American Express Co.	9,673	$765,231
Erste Group Bank AG	7,189	234,103
Grupo Financiero Banorte S.A. de C.V.	32,661	187,813
Julius Baer Group Ltd.	6,051	302,052
Kasikornbank Co. Ltd.	22,400	123,204
Komercni Banka A.S.	2,225	82,570
Visa, Inc., “A”	13,339	1,185,437

		$2,880,410

Pharmaceuticals – 5.7%
Bayer AG	12,591	$1,451,336
Johnson & Johnson	1,897	236,271

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – continued
Merck KGaA	4,267	$486,157
Roche Holding AG	3,839	980,399

		$3,154,163

Railroad & Shipping – 2.3%
Canadian National Railway Co.	12,970	$958,872
Kansas City Southern Co.	3,822	327,775

		$1,286,647

Restaurants – 0.6%
Whitbread PLC	6,730	$333,739

Specialty Chemicals – 3.7%
Akzo Nobel N.V.	8,241	$683,363
L’Air Liquide S.A.	2,568	293,405
Linde AG	4,025	670,273
Praxair, Inc.	3,114	369,320

		$2,016,361

Specialty Stores – 1.7%
AutoZone, Inc. (a)	506	$365,863
Hermes International	249	117,968
Sally Beauty Holdings, Inc. (a)	11,935	243,951
Urban Outfitters, Inc. (a)	8,910	211,702

		$939,484

Trucking – 1.5%
United Parcel Service, Inc., “B”	7,882	$845,739

Total Common Stocks		$54,713,075

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.7% (v)	329,514	$329,481

Total Investments		$55,042,556

OTHER ASSETS, LESS LIABILITIES – 0.1%		28,330

Net Assets – 100.0%		$55,070,886

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$54,713,075	$—	$—	$54,713,075
Mutual Funds	329,481	—	—	329,481
Total Investments	$55,042,556	$—	$—	$55,042,556

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $14,002,913 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$34,073,817
Gross unrealized appreciation	21,516,491
Gross unrealized depreciation	(547,752)
Net unrealized appreciation (depreciation)	$20,968,739

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	347,393	2,811,423	(2,829,302)	329,514

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(68)	$—	$855	$329,481

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

United States	55.1%
United Kingdom	9.2%
Switzerland	8.9%
France	7.9%
Germany	6.5%
Netherlands	2.2%
Sweden	2.1%
Canada	1.7%
Japan	1.2%
Other Countries	5.2%

4

QUARTERLY REPORT

March 31, 2017

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Aerospace – 0.6%
Honeywell International, Inc.	73,903	$9,228,265

Alcoholic Beverages – 1.6%
Constellation Brands, Inc., “A”	119,190	$19,317,123
Pernod Ricard S.A.	32,872	3,889,024

		$23,206,147

Apparel Manufacturers – 1.1%
NIKE, Inc., “B”	291,814	$16,262,794

Automotive – 0.2%
LKQ Corp. (a)	75,517	$2,210,383

Biotechnology – 3.2%
Alexion Pharmaceuticals, Inc. (a)	21,871	$2,651,640
Biogen, Inc. (a)	30,116	8,234,317
Biomarin Pharmaceutical, Inc. (a)	48,477	4,255,311
Celgene Corp. (a)	206,138	25,649,751
Regeneron Pharmaceuticals, Inc. (a)	18,136	7,027,881

		$47,818,900

Brokerage & Asset Managers – 2.6%
Blackstone Group LP	64,690	$1,921,293
Charles Schwab Corp.	434,669	17,738,842
Intercontinental Exchange, Inc.	313,164	18,749,129

		$38,409,264

Business Services – 6.3%
Cognizant Technology Solutions Corp., “A” (a)	231,608	$13,785,308
Equifax, Inc.	94,297	12,894,172
Fidelity National Information Services, Inc.	126,893	10,103,221
Fiserv, Inc. (a)	201,826	23,272,556
FleetCor Technologies, Inc. (a)	102,640	15,542,775
Global Payments, Inc.	45,495	3,670,537
PayPal Holdings, Inc. (a)	85,361	3,672,230
Verisk Analytics, Inc., “A” (a)	134,950	10,949,843

		$93,890,642

Cable TV – 3.0%
Comcast Corp., “A”	640,825	$24,088,612
Netflix, Inc. (a)	140,371	20,748,238

		$44,836,850

Chemicals – 0.7%
Monsanto Co.	93,440	$10,577,408

Computer Software – 9.7%
Adobe Systems, Inc. (a)	338,977	$44,111,077
Intuit, Inc.	142,562	16,535,766
Microsoft Corp.	842,471	55,485,140
PTC, Inc. (a)	31,892	1,675,925
Sabre Corp.	69,183	1,465,988
Salesforce.com, Inc. (a)	296,721	24,476,515

		$143,750,411

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 2.0%
Apple, Inc.	203,338	$29,211,537

Construction – 2.7%
Sherwin-Williams Co.	69,134	$21,444,675
Vulcan Materials Co.	159,022	19,158,971

		$40,603,646

Consumer Products – 1.5%
Colgate-Palmolive Co.	196,945	$14,414,405
Estee Lauder Cos., Inc., “A”	95,492	8,096,767

		$22,511,172

Consumer Services – 1.8%
Priceline Group, Inc. (a)	15,056	$26,799,228

Electrical Equipment – 1.9%
AMETEK, Inc.	180,430	$9,757,654
Amphenol Corp., “A”	151,489	10,781,472
Fortive Corp.	140,062	8,434,534

		$28,973,660

Electronics – 3.2%
Analog Devices, Inc.	54,386	$4,456,933
Broadcom Corp.	126,559	27,711,359
NVIDIA Corp.	144,918	15,785,918

		$47,954,210

Energy – Independent – 0.9%
Concho Resources, Inc. (a)	46,058	$5,911,084
Pioneer Natural Resources Co.	39,174	7,295,374

		$13,206,458

Food & Beverages – 1.8%
Danone S.A.	79,370	$5,398,680
Mead Johnson Nutrition Co., “A”	60,252	5,367,248
Mondelez International, Inc.	156,976	6,762,526
Monster Beverage Corp. (a)	190,600	8,800,002

		$26,328,456

Gaming & Lodging – 0.8%
Marriott International, Inc., “A”	132,929	$12,519,253

General Merchandise – 2.2%
Costco Wholesale Corp.	98,856	$16,577,163
Dollar Tree, Inc. (a)	202,812	15,912,630

		$32,489,793

Health Maintenance Organizations – 0.4%
UnitedHealth Group, Inc.	36,128	$5,925,353

Insurance – 0.8%
Aon PLC	94,291	$11,191,399

Internet – 11.4%
Alphabet, Inc., “A” (a)	67,325	$57,078,135
Alphabet, Inc., “C” (a)	47,933	39,763,299
Facebook, Inc., “A” (a)	516,953	73,433,174

		$170,274,608

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Leisure & Toys – 2.7%
Activision Blizzard, Inc.	390,096	$19,450,187
Electronic Arts, Inc. (a)	232,685	20,829,961

		$40,280,148

Machinery & Tools – 1.6%
Flowserve Corp.	47,444	$2,297,238
Roper Technologies, Inc.	79,086	16,330,468
Xylem, Inc.	115,768	5,813,869

		$24,441,575

Major Banks – 0.9%
Goldman Sachs Group, Inc.	28,298	$6,500,617
Morgan Stanley	163,119	6,988,018

		$13,488,635

Medical & Health Technology & Services – 0.2%
McKesson Corp.	18,544	$2,749,333

Medical Equipment – 7.9%
Abbott Laboratories	159,492	$7,083,040
C.R. Bard, Inc.	38,229	9,501,436
Cooper Cos., Inc.	8,202	1,639,498
Danaher Corp.	343,382	29,369,462
Edwards Lifesciences Corp. (a)	64,366	6,054,910
Medtronic PLC	261,532	21,069,018
Stryker Corp.	73,803	9,716,165
Thermo Fisher Scientific, Inc.	212,421	32,627,866

		$117,061,395

Other Banks & Diversified Financials – 6.6%
Mastercard, Inc., “A”	353,612	$39,770,742
Visa, Inc., “A”	649,848	57,751,992

		$97,522,734

Pharmaceuticals – 2.9%
Allergan PLC	44,716	$10,683,547
Bristol-Myers Squibb Co.	177,561	9,655,767
Eli Lilly & Co.	132,815	11,171,070
Zoetis, Inc.	218,004	11,634,873

		$43,145,257

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 1.8%
Canadian Pacific Railway Ltd.	84,996	$12,487,612
Union Pacific Corp.	141,131	14,948,596

		$27,436,208

Restaurants – 2.5%
Aramark	391,439	$14,432,356
Panera Bread Co., “A” (a)	26,201	6,861,256
Starbucks Corp.	272,244	15,896,327

		$37,189,939

Specialty Chemicals – 0.6%
Ecolab, Inc.	48,063	$6,024,216
Univar, Inc. (a)	80,364	2,463,960

		$8,488,176

Specialty Stores – 7.3%
Amazon.com, Inc. (a)	75,619	$67,039,268
AutoZone, Inc. (a)	4,127	2,984,027
Lululemon Athletica, Inc. (a)	52,555	2,726,028
Ross Stores, Inc.	346,830	22,845,692
TJX Cos., Inc.	65,384	5,170,567
Tractor Supply Co.	111,018	7,656,911

		$108,422,493

Telecommunications – Wireless – 2.4%
American Tower Corp., REIT	294,348	$35,775,056

Tobacco – 0.7%
Philip Morris International, Inc.	98,592	$11,131,037

Total Common Stocks		$1,465,311,823

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.7% (v)	21,155,017	$21,152,901

Total Investments		$1,486,464,724

OTHER ASSETS, LESS LIABILITIES – 0.1%		838,454

Net Assets – 100.0%		$1,487,303,178

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,465,311,823	$—	$—	$1,465,311,823
Mutual Funds	21,152,901	—	—	21,152,901
Total Investments	$1,486,464,724	$—	$—	$1,486,464,724

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,398,680 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$878,099,952
Gross unrealized appreciation	613,175,602
Gross unrealized depreciation	(4,810,830)
Net unrealized appreciation (depreciation)	$608,364,772

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,048,467	80,511,710	(60,405,160)	21,155,017

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,374)	$—	$23,883	$21,152,901

4

QUARTERLY REPORT

March 31, 2017

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Aerospace – 2.5%
Honeywell International, Inc.	74,803	$9,340,652
United Technologies Corp.	32,332	3,627,974

		$12,968,626

Alcoholic Beverages – 2.1%
Diageo PLC	154,441	$4,418,554
Pernod Ricard S.A.	55,674	6,586,685

		$11,005,239

Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton SE	34,692	$7,618,389
NIKE, Inc., “B”	73,619	4,102,787

		$11,721,176

Broadcasting – 2.5%
Interpublic Group of Companies, Inc.	136,123	$3,344,542
Twenty-First Century Fox, Inc.	178,897	5,794,474
Walt Disney Co.	33,745	3,826,346

		$12,965,362

Brokerage & Asset Managers – 3.0%
BlackRock, Inc.	14,119	$5,414,778
Blackstone Group LP	144,192	4,282,502
NASDAQ, Inc.	89,921	6,245,013

		$15,942,293

Business Services – 6.2%
Accenture PLC, “A”	87,458	$10,484,465
Cognizant Technology Solutions Corp., “A” (a)	174,867	10,408,084
Fidelity National Information Services, Inc.	119,878	9,544,686
Gartner, Inc. (a)	17,303	1,868,551

		$32,305,786

Cable TV – 2.2%
Comcast Corp., “A”	309,914	$11,649,667

Chemicals – 2.6%
Monsanto Co.	80,789	$9,145,315
PPG Industries, Inc.	44,997	4,728,285

		$13,873,600

Computer Software – 0.8%
Adobe Systems, Inc. (a)	30,754	$4,002,018

Computer Software – Systems – 2.1%
Apple, Inc.	39,422	$5,663,365
Hewlett Packard Enterprise	220,430	5,224,191

		$10,887,556

Construction – 1.2%
Sherwin-Williams Co.	19,792	$6,139,280

Consumer Products – 4.9%
Colgate-Palmolive Co.	92,237	$6,750,826
Coty, Inc., “A”	192,015	3,481,232

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – continued
Estee Lauder Cos., Inc., “A”	36,716	$3,113,150
Kimberly-Clark Corp.	22,634	2,979,313
Newell Brands, Inc.	204,002	9,622,774

		$25,947,295

Containers – 1.6%
Crown Holdings, Inc. (a)	154,540	$8,182,893

Electrical Equipment – 0.7%
AMETEK, Inc.	70,022	$3,786,790

Electronics – 3.6%
Broadcom Corp.	59,963	$13,129,498
Texas Instruments, Inc.	71,850	5,788,236

		$18,917,734

Energy – Independent – 1.5%
EOG Resources, Inc.	82,107	$8,009,538

Engineering – Construction – 0.6%
Fluor Corp.	62,403	$3,283,646

Entertainment – 1.4%
Time Warner, Inc.	72,608	$7,094,528

Food & Beverages – 3.8%
Danone S.A.	94,399	$6,420,940
Mead Johnson Nutrition Co., “A”	51,331	4,572,565
Mondelez International, Inc.	213,255	9,187,025

		$20,180,530

General Merchandise – 0.9%
Costco Wholesale Corp.	27,690	$4,643,336

Insurance – 1.2%
Chubb Ltd.	46,260	$6,302,925

Internet – 5.4%
Alphabet, Inc., “A” (a)	16,388	$13,893,746
Alphabet, Inc., “C” (a)	13,156	10,913,691
Facebook, Inc., “A” (a)	26,758	3,800,974

		$28,608,411

Major Banks – 12.1%
Bank of America Corp.	812,775	$19,173,362
Goldman Sachs Group, Inc.	52,618	12,087,407
JPMorgan Chase & Co.	246,451	21,648,256
Morgan Stanley	151,199	6,477,365
Wells Fargo & Co.	72,189	4,018,040

		$63,404,430

Medical & Health Technology & Services – 0.9%
McKesson Corp.	32,809	$4,864,262

Medical Equipment – 8.9%
Abbott Laboratories	124,108	$5,511,636
Danaher Corp.	135,391	11,579,992
Medtronic PLC	113,689	9,158,786
Stryker Corp.	53,813	7,084,481

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	86,588	$13,299,917

		$46,634,812

Natural Gas – Pipeline – 0.9%
Enterprise Products Partners LP	174,329	$4,813,224

Oil Services – 2.0%
Schlumberger Ltd.	136,726	$10,678,301

Other Banks & Diversified Financials – 6.3%
Mastercard, Inc., “A”	92,260	$10,376,482
U.S. Bancorp	121,133	6,238,350
Visa, Inc., “A”	183,934	16,346,215

		$32,961,047

Pharmaceuticals – 6.0%
Allergan PLC	35,560	$8,495,995
Eli Lilly & Co.	95,261	8,012,403
Johnson & Johnson	76,428	9,519,107
Zoetis, Inc.	104,847	5,595,684

		$31,623,189

Railroad & Shipping – 2.0%
Canadian National Railway Co.	138,808	$10,262,075

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 1.8%
Aramark	91,433	$3,371,135
Starbucks Corp.	99,726	5,823,001

		$9,194,136

Specialty Stores – 1.4%
AutoZone, Inc. (a)	3,417	$2,470,662
Ross Stores, Inc.	77,796	5,124,423

		$7,595,085

Telecommunications – Wireless – 2.7%
American Tower Corp., REIT	115,487	$14,036,290

Utilities – Electric Power – 0.5%
American Electric Power Co., Inc.	41,907	$2,813,217

Total Common Stocks		$517,298,297

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.7% (v)	7,977,835	$7,977,037

Total Investments		$525,275,334

OTHER ASSETS, LESS LIABILITIES – 0.0%		60,055

Net Assets – 100.0%		$525,335,389

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$517,298,297	$—	$—	$517,298,297
Mutual Funds	7,977,037	—	—	7,977,037
Total Investments	$525,275,334	$—	$—	$525,275,334

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $18,457,883 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$333,044,331
Gross unrealized appreciation	194,515,504
Gross unrealized depreciation	(2,284,501)
Net unrealized appreciation (depreciation)	$192,231,003

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,003,442	13,408,042	(9,433,649)	7,977,835

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(448)	$—	$12,145	$7,977,037

4

QUARTERLY REPORT

March 31, 2017

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Aerospace – 1.7%
Harris Corp.	28,060	$3,122,236
Leidos Holdings, Inc.	50,376	2,576,229
TransDigm Group, Inc.	3,351	737,756

		$6,436,221

Alcoholic Beverages – 1.5%
Constellation Brands, Inc., “A”	36,773	$5,959,800

Automotive – 1.2%
LKQ Corp. (a)	92,505	$2,707,621
Mobileye N.V. (a)	34,059	2,091,223

		$4,798,844

Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc. (a)	17,071	$2,069,688
Biomarin Pharmaceutical, Inc. (a)	39,794	3,493,117
Regeneron Pharmaceuticals, Inc. (a)	8,008	3,103,180

		$8,665,985

Brokerage & Asset Managers – 3.1%
Blackstone Group LP	92,453	$2,745,854
Intercontinental Exchange, Inc.	59,566	3,566,216
NASDAQ, Inc.	83,088	5,770,462

		$12,082,532

Business Services – 8.8%
CoStar Group, Inc. (a)	4,872	$1,009,576
Equifax, Inc.	43,927	6,006,578
Fidelity National Information Services, Inc.	41,618	3,313,625
Fiserv, Inc. (a)	53,586	6,179,002
FleetCor Technologies, Inc. (a)	42,939	6,502,253
Global Payments, Inc.	65,999	5,324,799
Tyler Technologies, Inc. (a)	8,003	1,236,944
Verisk Analytics, Inc., “A” (a)	52,900	4,292,306

		$33,865,083

Cable TV – 2.8%
Charter Communications, Inc., “A” (a)	16,125	$5,278,035
Netflix, Inc. (a)	36,333	5,370,381

		$10,648,416

Computer Software – 4.2%
Akamai Technologies, Inc. (a)	21,234	$1,267,670
Autodesk, Inc. (a)	59,478	5,143,063
Cadence Design Systems, Inc. (a)	172,028	5,401,679
MuleSoft, Inc., “A” (a)	6,138	149,338
PTC, Inc. (a)	49,740	2,613,837
Sabre Corp.	86,628	1,835,647

		$16,411,234

Computer Software – Systems – 4.1%
Guidewire Software, Inc. (a)	24,733	$1,393,210
NICE Systems Ltd., ADR	22,692	1,542,602
Presidio, Inc. (a)	68,040	1,053,599
ServiceNow, Inc. (a)	28,179	2,464,817
SS&C Technologies Holdings, Inc.	138,629	4,907,467

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – continued
Vantiv, Inc., “A” (a)	71,353	$4,575,154

		$15,936,849

Construction – 5.3%
Armstrong World Industries, Inc. (a)	34,883	$1,606,362
Lennox International, Inc.	25,861	4,326,545
Pool Corp.	39,978	4,770,575
Siteone Landscape Supply, Inc. (a)	73,143	3,540,853
Vulcan Materials Co.	52,479	6,322,670

		$20,567,005

Consumer Products – 1.4%
Newell Brands, Inc.	117,288	$5,532,475

Consumer Services – 4.5%
Bright Horizons Family Solutions, Inc. (a)	140,019	$10,149,977
Nord Anglia Education, Inc. (a)(l)	117,341	2,973,421
Priceline Group, Inc. (a)	1,608	2,862,192
ServiceMaster Global Holdings, Inc. (a)	32,424	1,353,702

		$17,339,292

Containers – 1.4%
CCL Industries, Inc.	14,564	$3,177,500
Crown Holdings, Inc. (a)	40,959	2,168,779

		$5,346,279

Electrical Equipment – 5.6%
Acuity Brands, Inc.	3,687	$752,148
AMETEK, Inc.	117,970	6,379,818
Amphenol Corp., “A”	122,894	8,746,366
Mettler-Toledo International, Inc. (a)	10,297	4,931,336
MSC Industrial Direct Co., Inc., “A”	8,337	856,710

		$21,666,378

Electronics – 5.0%
Inphi Corp. (a)	48,860	$2,385,345
Mellanox Technologies Ltd. (a)	20,027	1,020,376
Mercury Systems, Inc. (a)	2,311	90,245
Monolithic Power Systems, Inc.	38,965	3,588,677
NVIDIA Corp.	72,648	7,913,547
Silicon Laboratories, Inc. (a)	58,652	4,313,855

		$19,312,045

Energy – Independent – 1.0%
Energen Corp. (a)	34,469	$1,876,492
Parsley Energy, Inc., “A” (a)	55,188	1,794,162

		$3,670,654

Food & Beverages – 3.1%
Blue Buffalo Pet Products, Inc. (a)	73,141	$1,682,243
Chr. Hansen Holding A.S.	41,473	2,661,941
J.M. Smucker Co.	22,527	2,952,839
Mead Johnson Nutrition Co., “A”	25,621	2,282,319
Monster Beverage Corp. (a)	50,582	2,335,371

		$11,914,713

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Gaming & Lodging – 2.0%
MGM Mirage	128,840	$3,530,216
Paddy Power Betfair PLC	12,129	1,306,893
Vail Resorts, Inc.	14,787	2,837,625

		$7,674,734

General Merchandise – 2.0%
Dollar Tree, Inc. (a)	61,459	$4,822,073
Five Below, Inc. (a)	65,922	2,855,082

		$7,677,155

Insurance – 1.5%
Aon PLC	49,604	$5,887,499

Internet – 1.2%
LogMeIn, Inc.	34,512	$3,364,920
Wix.com Ltd. (a)	17,353	1,178,269

		$4,543,189

Leisure & Toys – 1.7%
Electronic Arts, Inc. (a)	72,755	$6,513,028

Machinery & Tools – 6.3%
Colfax Corp. (a)	57,319	$2,250,344
Flowserve Corp.	65,709	3,181,630
Roper Technologies, Inc.	45,047	9,301,755
SPX FLOW, Inc. (a)	30,020	1,041,994
WABCO Holdings, Inc. (a)	46,908	5,507,937
Xylem, Inc.	59,937	3,010,036

		$24,293,696

Medical & Health Technology & Services – 2.1%
Healthcare Services Group, Inc.	36,059	$1,553,782
Henry Schein, Inc. (a)	33,524	5,698,074
VCA, Inc. (a)	8,312	760,548

		$8,012,404

Medical Equipment – 7.8%
C.R. Bard, Inc.	27,484	$6,830,873
Cooper Cos., Inc.	18,914	3,780,719
DexCom, Inc. (a)	26,686	2,261,105
Edwards Lifesciences Corp. (a)	26,439	2,487,117
Integra LifeSciences Holdings Corp. (a)	32,471	1,368,003
PerkinElmer, Inc.	125,497	7,286,356
Steris PLC	46,411	3,223,708
VWR Corp. (a)	109,076	3,075,943

		$30,313,824

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 3.3%
Element Fleet Management Corp.	181,664	$1,681,606
First Republic Bank	51,025	4,786,655
Mastercard, Inc., “A”	44,454	4,999,741
Zions Bancorporation	34,000	1,428,000

		$12,896,002

Pollution Control – 0.7%
Clean Harbors, Inc. (a)	50,172	$2,790,567

Railroad & Shipping – 0.6%
Kansas City Southern Co.	27,572	$2,364,575

Real Estate – 0.8%
Extra Space Storage, Inc., REIT	39,988	$2,974,707

Restaurants – 3.7%
Aramark	112,572	$4,150,530
Domino’s Pizza, Inc.	15,051	2,773,899
Domino’s Pizza Group PLC	308,950	1,195,314
Dunkin Brands Group, Inc.	46,672	2,552,025
Panera Bread Co., “A” (a)	14,055	3,680,583

		$14,352,351

Specialty Chemicals – 1.7%
Axalta Coating Systems Ltd. (a)	105,691	$3,403,250
Univar, Inc. (a)	105,060	3,221,140

		$6,624,390

Specialty Stores – 4.4%
Lululemon Athletica, Inc. (a)	28,497	$1,478,139
O’Reilly Automotive, Inc. (a)	22,321	6,023,099
Ross Stores, Inc.	100,687	6,632,253
Tractor Supply Co.	40,588	2,799,354

		$16,932,845

Telecommunications – Wireless – 1.8%
SBA Communications Corp., REIT (a)	58,344	$7,022,867

Total Common Stocks		$381,027,638

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.7% (v)	6,201,507	$6,200,887

Total Investments		$387,228,525

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(302,469)

Net Assets – 100.0%		$386,926,056

(a)	Non-income producing security.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$381,027,638	$—	$—	$381,027,638
Mutual Funds	6,200,887	—	—	6,200,887
Total Investments	$387,228,525	$—	$—	$387,228,525

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,195,314 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At March 31, 2017 the value of securities loaned was $173,555. These loans were collateralized by U.S. Treasury obligations of $177,594.

3

Supplemental Information (unaudited) – continued

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$267,042,702
Gross unrealized appreciation	121,833,612
Gross unrealized depreciation	(1,647,789)
Net unrealized appreciation (depreciation)	$120,185,823

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,584,523	24,492,907	(20,875,923)	6,201,507

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(336)	$—	$5,765	$6,200,887

4

QUARTERLY REPORT

March 31, 2017

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.6%
Aerospace – 1.5%
HEICO Corp.	47,973	$4,183,241
Leidos Holdings, Inc.	115,009	5,881,560

		$10,064,801

Apparel Manufacturers – 0.1%
Canada Goose Holdings, Inc. (a)	34,699	$553,796

Automotive – 1.4%
Fenix Parts, Inc. (a)	787,064	$1,219,949
Kar Auction Services, Inc.	195,592	8,541,503

		$9,761,452

Biotechnology – 3.5%
ACADIA Pharmaceuticals, Inc. (a)	67,372	$2,316,249
Alder Biopharmaceuticals, Inc. (a)	55,357	1,151,426
Amicus Therapeutics, Inc. (a)	374,620	2,671,041
Bio-Techne Corp.	41,593	4,227,928
Exact Sciences Corp. (a)(l)	117,059	2,764,934
MiMedx Group, Inc. (a)	304,398	2,900,913
Neurocrine Biosciences, Inc. (a)	46,323	2,005,786
Spark Therapeutics, Inc. (a)	42,879	2,287,166
Tesaro, Inc. (a)	17,776	2,735,193
VTV Therapeutics, Inc. (a)	164,702	1,078,798

		$24,139,434

Brokerage & Asset Managers – 1.2%
Hamilton Lane, Inc., “A” (a)	184,665	$3,447,696
NASDAQ, Inc.	70,317	4,883,516

		$8,331,212

Business Services – 5.9%
CoStar Group, Inc. (a)	23,691	$4,909,249
Foundation Building Materials, Inc. (a)	263,382	4,206,211
Global Payments, Inc.	85,102	6,866,029
Ringcentral, Inc. (a)	125,137	3,541,377
Travelport Worldwide Ltd.	367,163	4,321,509
Tyler Technologies, Inc. (a)	25,329	3,914,850
WNS (Holdings) Ltd., ADR (a)	175,368	5,017,278
Zendesk, Inc. (a)	273,174	7,659,799

		$40,436,302

Chemicals – 1.8%
FMC Corp.	59,007	$4,106,297
Ingevity Corp. (a)	130,488	7,940,195

		$12,046,492

Computer Software – 8.5%
2U, Inc. (a)	172,148	$6,827,390
Aspen Technology, Inc. (a)	123,307	7,265,248
Cadence Design Systems, Inc. (a)	305,371	9,588,649
MuleSoft, Inc., “A” (a)	111,763	2,719,194
Paylocity Holding Corp. (a)	170,057	6,569,302
PTC, Inc. (a)	75,293	3,956,647
Sabre Corp.	379,999	8,052,179
SecureWorks Corp. (a)	248,184	2,357,748

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – continued
Twilio, Inc., “A” (a)(l)	196,414	$5,670,472
Ultimate Software Group, Inc. (a)	27,908	5,447,921

		$58,454,750

Computer Software – Systems – 7.5%
Kinaxis, Inc. (a)	61,259	$3,416,611
New Relic, Inc. (a)	189,409	7,021,392
NICE Systems Ltd., ADR	154,846	10,526,431
Proofpoint, Inc. (a)	59,202	4,402,261
Q2 Holdings, Inc. (a)	229,214	7,988,108
Rapid7, Inc. (a)	235,422	3,526,622
RealPage, Inc. (a)	96,211	3,357,764
SS&C Technologies Holdings, Inc.	321,818	11,392,357

		$51,631,546

Construction – 5.9%
GMS, Inc. (a)	327,812	$11,486,532
Lennox International, Inc.	26,457	4,426,256
Pool Corp.	28,793	3,435,869
Siteone Landscape Supply, Inc. (a)	207,589	10,049,383
Summit Materials, Inc., “A” (a)	212,774	5,257,646
Techtronic Industries Co. Ltd.	621,500	2,515,110
Trex Co., Inc. (a)	49,340	3,423,703

		$40,594,499

Consumer Products – 0.3%
E.L.F. Beauty, Inc. (a)(l)	67,312	$1,938,586

Consumer Services – 4.3%
Bright Horizons Family Solutions, Inc. (a)	288,878	$20,940,766
Carriage Services, Inc.	133,836	3,629,632
Nord Anglia Education, Inc. (a)(l)	202,562	5,132,921

		$29,703,319

Containers – 1.9%
Berry Plastics Group, Inc. (a)	269,807	$13,104,526

Electrical Equipment – 0.5%
WESCO International, Inc. (a)	51,828	$3,604,637

Electronics – 4.6%
Inphi Corp. (a)	154,406	$7,538,101
Mellanox Technologies Ltd. (a)	58,694	2,990,459
Mercury Systems, Inc. (a)	145,925	5,698,371
Monolithic Power Systems, Inc.	84,440	7,776,924
Silicon Laboratories, Inc. (a)	103,730	7,629,342

		$31,633,197

Entertainment – 1.7%
Live Nation, Inc. (a)	376,937	$11,447,577

Food & Beverages – 2.9%
Blue Buffalo Pet Products, Inc. (a)	178,239	$4,099,497
Cal-Maine Foods, Inc.	134,896	4,964,173
Flex Pharma, Inc. (a)	135,844	597,714
Greencore Group PLC	1,452,981	4,474,643

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – continued
Snyders-Lance, Inc.	136,011	$5,482,603

		$19,618,630

Gaming & Lodging – 0.5%
Vail Resorts, Inc.	16,298	$3,127,586

General Merchandise – 1.5%
Five Below, Inc. (a)	166,980	$7,231,904
Ollie’s Bargain Outlet Holdings, Inc. (a)	86,909	2,911,452

		$10,143,356

Internet – 1.5%
LogMeIn, Inc.	107,136	$10,445,760

Machinery & Tools – 3.4%
Allison Transmission Holdings, Inc.	142,213	$5,128,201
Ritchie Bros. Auctioneers, Inc.	215,326	7,084,225
SPX FLOW, Inc. (a)	155,354	5,392,337
WABCO Holdings, Inc. (a)	50,002	5,871,235

		$23,475,998

Medical & Health Technology & Services – 5.3%
Capital Senior Living Corp. (a)	255,886	$3,597,757
Healthcare Services Group, Inc.	258,198	11,125,752
INC Research Holdings, Inc., “A” (a)	118,576	5,436,710
MEDNAX, Inc. (a)	74,610	5,176,442
Medpace Holdings, Inc. (a)	170,516	5,089,903
Teladoc, Inc. (a)	222,414	5,560,350

		$35,986,914

Medical Equipment – 8.3%
DexCom, Inc. (a)	53,766	$4,555,593
Insulet Corp. (a)	72,034	3,103,945
iRhythm Technologies, Inc. (a)	67,088	2,522,509
Masimo Corp. (a)	51,144	4,769,689
Merit Medical Systems, Inc. (a)	205,238	5,931,378
Nevro Corp. (a)	40,131	3,760,275
NxStage Medical, Inc. (a)	193,064	5,179,907
Obalon Therapeutics, Inc. (a)(l)	177,541	1,897,913
PerkinElmer, Inc.	151,831	8,815,308
Steris PLC	148,810	10,336,343
VWR Corp. (a)	213,693	6,026,143

		$56,899,003

Oil Services – 2.0%
Forum Energy Technologies, Inc. (a)	208,135	$4,308,395
Keane Group, Inc. (a)(l)	193,270	2,763,761
Patterson-UTI Energy, Inc.	98,981	2,402,269
U.S. Silica Holdings, Inc.	93,907	4,506,597

		$13,981,022

Other Banks & Diversified Financials – 3.8%
Bank of The Ozarks, Inc.	119,612	$6,221,020
Element Fleet Management Corp.	552,076	5,110,393
Texas Capital Bancshares, Inc. (a)	64,745	5,402,970
Webster Financial Corp.	95,741	4,790,880
Wintrust Financial Corp.	66,149	4,572,219

		$26,097,482

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – 1.3%
Aratana Therapeutics, Inc. (a)(l)	370,498	$1,963,639
Collegium Pharmaceutical, Inc. (a)	241,149	2,425,959
MediWound Ltd. (a)	180,956	1,194,310
TherapeuticsMD, Inc. (a)(l)	474,911	3,419,359

		$9,003,267

Pollution Control – 1.0%
Clean Harbors, Inc. (a)	119,939	$6,671,007

Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	575,986	$2,298,184

Real Estate – 2.0%
Big Yellow Group PLC, REIT	279,066	$2,554,134
Life Storage, Inc., REIT	67,004	5,502,368
Tanger Factory Outlet Centers, Inc., REIT	171,451	5,618,449

		$13,674,951

Restaurants – 6.2%
Dave & Buster’s, Inc. (a)	90,933	$5,555,097
Domino’s Pizza Group PLC	1,066,185	4,125,024
Dunkin Brands Group, Inc.	87,326	4,774,986
Panera Bread Co., “A” (a)	16,157	4,231,034
Performance Food Group Co. (a)	297,620	7,083,356
U.S. Foods Holding Corp. (a)	257,454	7,203,563
Wingstop, Inc.	159,264	4,503,986
Zoe’s Kitchen, Inc. (a)	288,985	5,346,223

		$42,823,269

Special Products & Services – 1.2%
Boyd Group Income Fund, IEU	106,771	$6,809,225
Nexeo Solutions Holdings LLC (a)(z)	134,847	1,220,365

		$8,029,590

Specialty Chemicals – 4.5%
Axalta Coating Systems Ltd. (a)	223,840	$7,207,648
Ferroglobe PLC	348,054	3,595,398
Ferroglobe R&W Trust (a)	453,344	0
Nexeo Solutions, Inc., EU (a)	331,219	2,997,532
PolyOne Corp.	119,157	4,062,062
RPM International, Inc.	128,540	7,073,556
Univar, Inc. (a)	194,452	5,961,898

		$30,898,094

Specialty Stores – 1.7%
Citi Trends, Inc.	201,013	$3,417,221
Michaels Co., Inc. (a)	247,276	5,536,510
Urban Outfitters, Inc. (a)	111,585	2,651,260

		$11,604,991

Trucking – 0.6%
Swift Transportation Co. (a)	188,820	$3,878,363

Total Common Stocks		$676,103,593

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.7% (v)	10,905,420	$10,904,329

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED – 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	13,253,999	$13,253,999

Total Investments		$700,261,921

OTHER ASSETS, LESS LIABILITIES – (2.1)%		(14,205,760)

Net Assets – 100.0%		$686,056,161

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nexeo Solutions Holdings LLC	5/06/16	$1,348,470	$1,220,365
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$611,073,411	$4,217,897	$0	$615,291,308
Canada	22,974,250	—	—	22,974,250
Israel	11,720,741	—	—	11,720,741
United Kingdom	11,153,801	—	—	11,153,801
Hong Kong	7,648,031	—	—	7,648,031
India	5,017,278	—	—	5,017,278
Greece	2,298,184	—	—	2,298,184
Mutual Funds	24,158,328	—	—	24,158,328
Total Investments	$696,044,024	$4,217,897	$0	$700,261,921

For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2017, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2016.

Of the level 2 investments presented above, equity investments amounting to $4,217,897 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,679,158 would have been

4

Supplemental Information (unaudited) – continued

considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. Other reasons for changes in classifications between levels 1 and 2 relate to using the last available market price as fair value in the absence of trading volume in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At March 31, 2017, the value of securities loaned was $13,459,062. These loans were collateralized by cash of $13,253,999 and U.S. Treasury Obligations of $448,874.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$585,770,744
Gross unrealized appreciation	148,004,929
Gross unrealized depreciation	(33,513,752)
Net unrealized appreciation (depreciation)	$114,491,177

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,656,231	55,818,314	(58,569,125)	10,905,420

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(641)	$—	$20,398	$10,904,329

5

QUARTERLY REPORT

March 31, 2017

MFS® TOTAL RETURN BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 96.3%
Aerospace – 0.1%
TransDigm, Inc., 6.5%, 7/15/2024	$2,970,000	$3,010,835

Asset-Backed & Securitized – 16.1%
Allegro CLO Ltd., 2014-1A, “A2R”, FRN, 2.724%, 1/21/2027 (n)	$9,218,037	$9,215,402
Allegro CLO Ltd., 2014-1A, “BR”, FRN, 3.524%, 1/21/2027 (n)	8,514,497	8,511,503
ALM XIV Ltd., CLO, 2014-14A, “A1”, FRN, 2.469%, 7/28/2026 (n)	9,007,942	9,007,942
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 1.451%, 10/25/2035	1,984,019	1,968,863
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	5,053,560	5,049,720
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 3.273%, 1/18/2025 (n)	3,228,778	3,234,602
Babson CLO Ltd., 2014-IIA, “CR”, FRN, 1%, 10/17/2026 (z)	3,680,000	3,680,136
Babson Ltd., CLO, FRN, 2.13%, 4/20/2025 (n)	9,870,445	9,873,406
Ballyrock Ltd., CLO, FRN, 2.232%, 5/20/2025 (z)	3,269,000	3,265,206
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036 (i)(z)	206,901	760
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036 (i)(z)	151,660	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036 (i)(z)	413,088	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036 (i)(z)	198,614	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040 (z)	110,041	84,620
Bear Stearns Cos., Inc., “A2”, FRN, 1.431%, 12/25/2042	809,893	796,339
Carlyle Global Market Strategies, 2013-3A, “A1A”, FRN, 2.143%, 7/15/2025 (z)	4,591,876	4,593,414
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 2.284%, 8/01/2024 (n)	5,461,556	5,453,145
Cent CLO LP, 2014-21A, “A2AR”, FRN, 2.821%, 7/27/2026 (n)	5,974,147	5,969,064
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	8,362,345	8,349,100
Chesapeake Funding LLC, “A”, FRN, 1.284%, 1/07/2025 (n)	1,246,981	1,246,528
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,228,095
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	7,821,982	7,794,984
Commercial Mortgage Asset Trust, FRN, 0.083%, 1/17/2032 (i)(z)	437,193	70

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	$7,671,000	$7,697,928
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	4,047,296
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	8,605,908	9,003,611
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	8,091,000	8,347,211
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,322,780
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,007,236
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	10,566,977	10,343,849
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.958%, 9/15/2039	5,700,293	5,727,721
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.715%, 6/15/2039	13,668,432	13,771,537
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.958%, 9/15/2039	6,667,307	6,718,990
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 12/25/2035	15,107	14,951
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,746,441
Cutwater Ltd., 2014-1A, “A1B” , FRN, 2.383%, 7/15/2026 (z)	7,416,702	7,417,222
CWCapital Cobalt Ltd., “A4”, FRN, 5.879%, 5/15/2046	1,198,765	1,201,365
Eaton Vance CLO Ltd., 2014-1A, “CR”, FRN, 3.273%, 7/15/2026 (n)	4,129,934	4,134,006
Figueroa CLO Ltd., 2013-2A, “A1”, FRN, 2.601%, 12/18/2025 (n)	3,380,000	3,383,107
First Union National Bank Commercial Mortgage Trust, FRN, 1.607%, 1/12/2043 (i)(q)(z)	38,140	188
Flatiron CLO Ltd., 2013-1A, “A1R”, FRN, 2.19%, 1/17/2026 (n)	6,322,926	6,318,424
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	4,559,000	4,596,807
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	10,726,000	10,816,742
Galaxy CLO Ltd., 2013-16A, “CR”, FRN, 3.398%, 11/16/2025 (n)	5,120,000	5,120,000
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/2049	8,376	8,368
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FRN, 1.482%, 1/18/2022 (n)	14,876,000	14,924,746
Goldentree Loan Opportunities Ltd., 2014-8A, “B1R”, FRN, 2.584%, 4/19/2026 (n)	2,622,067	2,621,156

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$7,904,407	$8,005,854
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.407%, 12/10/2027 (n)	291,785	291,780
Hertz Fleet Lease Funding LP, 2014-1, FRN, 1.257%, 4/10/2028 (z)	1,563,520	1,563,257
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	9,314,291	9,522,590
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,308,428	3,312,957
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	505,532	537,502
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.84%, 6/15/2049	4,579,498	4,580,998
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.66%, 7/15/2042 (n)(q)	67,844	17,706
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.829%, 2/12/2049	157,732	157,587
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.84%, 6/15/2049	15,944,203	16,288,094
JPMorgan Mortgage Trust, “A1”, FRN, 2.92%, 10/25/2033	236,936	231,905
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.944%, 2/18/2030 (i)	7,019	0
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027 (z)	3,000,000	3,014,675
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.878%, 5/25/2036	561,975	542,381
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 3.004%, 4/25/2035	336,319	318,761
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,129,983
Morgan Stanley Capital I Trust, “AM”, FRN, 5.777%, 4/15/2049	13,973,938	13,953,713
Morgan Stanley Capital I, Inc., FRN, 0.618%, 11/15/2030 (i)(n)	34,991	188
Morgan Stanley Re-REMIC Trust, FRN, 5.949%, 8/15/2045 (n)	11,500,000	11,496,202
Motor PLC, 2015-1A, “A1”, FRN, 1.581%, 6/25/2022 (n)	1,717,895	1,718,021
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	6,772,000	6,769,838
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	7,586,000	7,617,009

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Nissan Master Owner Trust Receivables 2015, “A-2”, 1.44%, 1/15/2020	$9,277,000	$9,273,386
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.58%, 10/20/2026 (z)	1,450,000	1,448,869
Preferred Term Securities XIX Ltd., CDO, FRN, 1.481%, 12/22/2035 (z)	316,390	248,588
Race Point CLO Ltd., 2013-8A, “AR”, FRN, 2.392%, 2/20/2030 (n)	5,825,355	5,821,321
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	62,502	54,065
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 1.328%, 7/22/2019 (n)	6,106,000	6,106,898
Voya CLO Ltd., 2013-3A, “BR”, FRN, 1%, 1/18/2026 (z)	6,005,000	6,005,000
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.053%, 2/15/2051	1,386,940	1,385,381
Wachovia Bank Commercial Mortgage Trust, FRN, 5.76%, 6/15/2049	3,550,939	3,547,229
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	10,682,988	10,911,452
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	13,354,683
West CLO Ltd., 2014-1A, “A2”, FRN, 3.123%, 7/18/2026 (z)	7,560,000	7,593,242

		$394,435,696

Automotive – 0.4%
General Motors Co., 4.875%, 10/02/2023	$4,291,000	$4,578,124
General Motors Co., 5.2%, 4/01/2045	4,005,000	3,925,753
General Motors Financial Co., Inc., 3.45%, 4/10/2022	2,500,000	2,519,125

		$11,023,002

Biotechnology – 0.6%
Life Technologies Corp., 5%, 1/15/2021	$13,872,000	$14,837,311

Broadcasting – 0.2%
Omnicom Group, Inc., 3.65%, 11/01/2024	$1,872,000	$1,893,358
Time Warner, Inc., 3.8%, 2/15/2027	2,405,000	2,378,773

		$4,272,131

Brokerage & Asset Managers – 0.9%
Charles Schwab Corp., 3.2%, 3/02/2027	$9,227,000	$9,176,657
CME Group, Inc., 3%, 3/15/2025	2,197,000	2,197,855
NYSE Euronext, 2%, 10/05/2017	3,115,000	3,125,192
Raymond James Financial, 3.625%, 9/15/2026	1,278,000	1,258,174
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	3,959,000	4,315,449
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,794,884

		$21,868,211

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – 0.7%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$8,601,625
Masco Corp., 4.375%, 4/01/2026	6,170,000	6,411,926
Mohawk Industries, Inc., 3.85%, 2/01/2023	2,668,000	2,733,814

		$17,747,365

Business Services – 0.7%
Equinix, Inc., 5.375%, 5/15/2027	$2,426,000	$2,504,845
Equinix, Inc., 4.875%, 4/01/2020	4,055,000	4,156,375
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	7,429,176
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	2,575,000	2,485,153
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	258,000	265,103

		$16,840,652

Cable TV – 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$3,865,000	$4,019,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,110,984
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	5,700,000	5,828,250
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,372,283
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	386,953
Videotron Ltd., 5%, 7/15/2022	8,605,000	8,981,469

		$30,699,539

Computer Software – 0.9%
Microsoft Corp., 4.1%, 2/06/2037	$7,039,000	$7,264,607
Microsoft Corp., 2%, 8/08/2023	8,215,000	7,898,821
VeriSign, Inc., 4.625%, 5/01/2023	6,600,000	6,674,250

		$21,837,678

Computer Software – Systems – 0.2%
Apple, Inc., 4.25%, 2/09/2047	$1,299,000	$1,319,835
Apple, Inc., 4.375%, 5/13/2045	4,792,000	4,909,447

		$6,229,282

Conglomerates – 0.5%
General Electric Capital Corp., 7.5%, 8/21/2035	$4,000,000	$5,533,352
Johnson Controls International PLC, 4.5%, 2/15/2047	1,063,000	1,078,904
Johnson Controls International PLC, 5.7%, 3/01/2041	2,075,000	2,354,884
Johnson Controls International PLC, 4.625%, 7/02/2044	2,272,000	2,331,058

		$11,298,198

Consumer Products – 0.5%
Mattel, Inc., 5.45%, 11/01/2041	$4,191,000	$4,270,763

Issuer	Shares/Par	Value ($)
BONDS – continued
Consumer Products – continued
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$6,952,445

		$11,223,208

Consumer Services – 0.9%
ADT Corp., 6.25%, 10/15/2021	$7,105,000	$7,722,425
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,632,544
Visa, Inc., 2.8%, 12/14/2022	10,834,000	10,928,202

		$22,283,171

Containers – 0.7%
Ball Corp., 4%, 11/15/2023	$4,870,000	$4,876,088
Ball Corp., 5%, 3/15/2022	1,385,000	1,461,175
Berry Plastics Corp., 5.125%, 7/15/2023	2,905,000	2,977,625
Sealed Air Corp., 5.125%, 12/01/2024 (n)	6,910,000	7,177,763

		$16,492,651

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$500,000	$544,248

Energy – Integrated – 0.1%
Shell International Finance B.V., 3.75%, 9/12/2046	$2,634,000	$2,422,240

Financial Institutions – 0.9%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$1,190,000	$1,271,810
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	8,810,000	8,920,125
Navient Corp., 8%, 3/25/2020	5,448,000	5,917,890
Navient Corp., 5%, 10/26/2020	6,643,000	6,626,393

		$22,736,218

Food & Beverages – 1.9%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$8,068,000	$8,128,671
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	10,273,000	11,102,278
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,479,025
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	4,992,000	5,231,831
Constellation Brands, Inc., 4.25%, 5/01/2023	6,224,000	6,563,706
Constellation Brands, Inc., 4.75%, 12/01/2025	6,311,000	6,798,096
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	7,334,000	7,583,532

		$47,887,139

Food & Drug Stores – 0.9%
CVS Health Corp., 3.5%, 7/20/2022	$5,913,000	$6,085,754
CVS Health Corp., 5.125%, 7/20/2045	5,294,000	5,840,854
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	3,548,000	3,639,943

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Drug Stores – continued
Walgreens Boots Alliance, Inc., 3.8%, 11/18/2024	$5,813,000	$5,920,256

		$21,486,807

Forest & Paper Products – 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$3,490,000	$3,520,150

Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,611,000

Insurance – 1.5%
American International Group, Inc., 3.9%, 4/01/2026	$5,113,000	$5,130,338
American International Group, Inc., 3.75%, 7/10/2025	12,804,000	12,732,592
Metropolitan Life Global Funding I, 3.45%, 12/18/2026 (n)	5,297,000	5,335,356
Pacific Lifecorp, 5.125%, 1/30/2043 (n)	1,342,000	1,446,149
Principal Financial Group, Inc., 3.4%, 5/15/2025	4,724,000	4,710,419
Unum Group, 4%, 3/15/2024	6,546,000	6,673,222

		$36,028,076

Insurance – Health – 0.3%
UnitedHealth Group, Inc., 3.35%, 7/15/2022	$7,989,000	$8,265,683

Insurance – Property & Casualty – 1.4%
Allied World Assurance, 5.5%, 11/15/2020	$2,640,000	$2,883,128
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	6,835,000	6,842,915
CNA Financial Corp., 5.875%, 8/15/2020	3,280,000	3,638,474
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	10,306,000	10,823,516
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,359,000	3,405,952
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	914,422
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	4,852,000	4,845,935

		$33,354,342

Local Authorities – 0.6%
State of California (Build America Bonds), 7.625%, 3/01/2040	$860,000	$1,255,961
State of California (Build America Bonds), 7.6%, 11/01/2040	7,175,000	10,704,239
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,231,750

		$14,191,950

Major Banks – 8.1%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$5,172,855

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Bank of America Corp., 4.443% to 1/20/2047, FRN to 1/20/2048	$13,670,000	$13,758,363
Bank of America Corp., 5.625%, 7/01/2020	8,555,000	9,382,628
Bank of America Corp., 5.875%, 1/05/2021	1,670,000	1,864,740
Bank of America Corp., 6.1%, 6/15/2017	1,725,000	1,740,791
Bank of America Corp., 4.125%, 1/22/2024	6,960,000	7,269,978
Bank of America Corp., 3.875%, 8/01/2025	7,955,000	8,096,018
Bank of America Corp., 4.45%, 3/03/2026	3,614,000	3,706,323
Bank of America Corp., FRN, 6.5%, 10/29/2049	4,004,000	4,369,365
Bank of America Corp., FRN, 6.1%, 12/29/2049	5,000,000	5,297,500
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028	6,436,000	6,484,939
Barclays PLC, 4.95%, 1/10/2047	1,283,000	1,281,605
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	2,084,897
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	3,355,000	3,300,592
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/2022 (n)	4,108,000	4,132,689
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	5,290,000	5,315,799
Goldman Sachs Group, Inc., 2.375%, 1/22/2018	2,091,000	2,102,463
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	11,855,000	12,152,999
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	4,868,000	5,114,978
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,468,779
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	1,020,578
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	367,481
Lloyds Bank PLC, 3.75%, 1/11/2027	7,906,000	7,772,159
Morgan Stanley, 4.375%, 1/22/2047	9,571,000	9,577,929
Morgan Stanley, 5.5%, 7/28/2021	14,214,000	15,762,644
Morgan Stanley, 5.95%, 12/28/2017	400,000	412,462
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,865,764
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,511,374
Morgan Stanley, 3.125%, 7/27/2026	483,000	461,011
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	7,121,000	7,526,925
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	5,177,000	5,105,816
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FRN to 12/29/2049	1,662,000	1,653,507
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	4,623,000	4,568,592

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/2026	$9,000,000	$8,612,433
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	4,917,820
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (z)	5,292,000	5,367,829
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,096,794
Wells Fargo & Co., 3.069%, 1/24/2023	8,635,000	8,687,518

		$198,386,937

Medical & Health Technology & Services – 0.7%
Catholic Health Initiatives, 2.95%, 11/01/2022	$6,666,000	$6,445,949
HCA, Inc., 5.25%, 6/15/2026	5,271,000	5,547,728
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,430,555
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	1,817,000	1,800,527

		$16,224,759

Medical Equipment – 0.7%
Abbott Laboratories, 3.4%, 11/30/2023	$3,834,000	$3,873,621
Medtronic, Inc., 4.625%, 3/15/2045	7,021,000	7,538,518
Zimmer Holdings, Inc., 2.7%, 4/01/2020	5,792,000	5,832,961

		$17,245,100

Metals & Mining – 2.2%
Barrick Gold Corp., 4.1%, 5/01/2023	$11,152,000	$11,957,464
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	4,000,000	3,678,480
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	4,000,000	3,480,000
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (n)	8,679,000	8,961,068
Glencore Funding LLC, 4%, 3/27/2027 (n)	7,000,000	6,910,708
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	4,095,000	4,173,993
Glencore Funding LLC, 4%, 4/16/2025 (n)	2,578,000	2,565,548
Kinross Gold Corp., 5.95%, 3/15/2024	6,437,000	6,807,128
Steel Dynamics, Inc., 5.125%, 10/01/2021	5,864,000	6,047,250

		$54,581,639

Midstream – 2.2%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$730,000	$739,740
Enbridge, Inc., 4.25%, 12/01/2026	4,350,000	4,440,589
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077	4,584,000	4,635,570
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	8,170,057
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	103,000	123,080
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,433,827

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Kinder Morgan Energy Partners LP, 4.3%, 5/01/2024	$5,995,000	$6,093,816
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	6,378,000	6,306,694
Kinder Morgan, Inc., 5.625%, 11/15/2023 (n)	3,000,000	3,292,533
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)	5,259,000	5,497,427
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)	2,847,000	2,812,304
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	8,270,000	8,910,594
Spectra Energy Capital LLC, 8%, 10/01/2019	613,000	692,382

		$54,148,613

Mortgage-Backed – 20.6%
Fannie Mae, 2.71%, 11/01/2017	$349,247	$351,583
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	15,847,353	17,691,763
Fannie Mae, 3.101%, 12/01/2017	369,097	370,243
Fannie Mae, 3.22%, 12/01/2017	474,208	476,294
Fannie Mae, 3.99%, 4/01/2018	600,000	608,719
Fannie Mae, 3.735%, 6/01/2018	2,296,395	2,325,037
Fannie Mae, 5.286%, 6/01/2018	328,465	336,566
Fannie Mae, 2.578%, 9/25/2018	3,724,818	3,751,015
Fannie Mae, 5.18%, 3/01/2019	118,950	123,985
Fannie Mae, 5.51%, 3/01/2019	178,828	188,199
Fannie Mae, 4.6%, 9/01/2019	704,705	743,079
Fannie Mae, 1.99%, 10/01/2019	2,573,957	2,580,751
Fannie Mae, 4.45%, 10/01/2019	491,914	518,730
Fannie Mae, 1.97%, 11/01/2019	1,010,178	1,009,797
Fannie Mae, 2.03%, 11/01/2019	1,260,886	1,262,281
Fannie Mae, 4.88%, 3/01/2020	13,923	14,511
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	10,720,368	11,721,055
Fannie Mae, 5.19%, 9/01/2020	154,823	164,045
Fannie Mae, 3.416%, 10/01/2020	1,364,716	1,413,327
Fannie Mae, 2.14%, 5/01/2021	929,402	922,737
Fannie Mae, 3.89%, 7/01/2021	1,144,840	1,213,359
Fannie Mae, 2.56%, 10/01/2021	815,383	817,512
Fannie Mae, 2.64%, 11/01/2021	1,217,975	1,237,147
Fannie Mae, 2.75%, 3/01/2022	1,150,310	1,172,046
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	3,516,572	3,980,818
Fannie Mae, 2.525%, 10/01/2022	1,838,141	1,857,971
Fannie Mae, 2.68%, 3/01/2023	1,765,040	1,793,936
Fannie Mae, 2.41%, 5/01/2023	2,056,069	2,059,643
Fannie Mae, 2.55%, 5/01/2023	1,054,889	1,064,622
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	42,275,915	45,482,317
Fannie Mae, 4%, 3/01/2025 - 2/01/2045	79,383,210	83,559,289
Fannie Mae, 4.5%, 5/01/2025	94,807	98,045
Fannie Mae, 3.5%, 9/01/2025 - 1/01/2047	51,562,375	52,888,497
Fannie Mae, 3.95%, 1/01/2027	363,175	381,950

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	$33,024,574	$33,186,801
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	7,202	8,240
Fannie Mae, 4%, 5/01/2044	598,412	629,607
Fannie Mae, TBA, 4%, 5/01/2047	595,500	623,414
Federal Home Loan Bank, 5%, 7/01/2035	2,882,166	3,166,669
Freddie Mac, 3.154%, 2/25/2018	862,003	871,493
Freddie Mac, 5%, 7/01/2018 - 7/01/2041	4,123,732	4,542,630
Freddie Mac, 2.303%, 9/25/2018	8,971,000	9,044,745
Freddie Mac, 2.323%, 10/25/2018	1,184,805	1,195,971
Freddie Mac, 2.22%, 12/25/2018	1,200,000	1,209,711
Freddie Mac, 2.13%, 1/25/2019	6,106,822	6,151,348
Freddie Mac, 2.086%, 3/25/2019	7,200,000	7,242,372
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	615,034	688,181
Freddie Mac, 4.186%, 8/25/2019	1,110,000	1,167,645
Freddie Mac, 1.869%, 11/25/2019	6,121,000	6,119,708
Freddie Mac, 4.251%, 1/25/2020	807,000	855,587
Freddie Mac, 3.034%, 10/25/2020	2,606,000	2,689,423
Freddie Mac, 2.856%, 1/25/2021	5,331,000	5,465,928
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,536,231
Freddie Mac, 2.716%, 6/25/2022	1,478,636	1,504,987
Freddie Mac, 2.682%, 10/25/2022	3,049,000	3,095,264
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,139,894
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	9,057,972	9,414,564
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,352,006
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,534,610
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,357,116
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,775,578
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,185,852
Freddie Mac, 3.329%, 5/25/2025	6,457,000	6,705,521
Freddie Mac, 4%, 7/01/2025 – 4/01/2044	6,357,186	6,682,504
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	8,905,919	9,569,841
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,587,326
Freddie Mac, 2.673%, 3/25/2026	4,000,000	3,934,590
Freddie Mac, 3.5%, 8/01/2026 - 12/01/2046	41,720,575	42,776,409
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	166,515	190,382
Freddie Mac, 3%, 10/01/2042 - 10/01/2046	24,390,918	24,267,820
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	3,026,125	3,383,664
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	338,530	386,367
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	15,285,332	16,503,017
Ginnie Mae, 4%, 10/20/2040 - 10/20/2042	3,983,446	4,237,187
Ginnie Mae, 3.5%, 11/15/2040 - 7/20/2043	10,024,844	10,432,845

		$505,593,917

Issuer	Shares/Par	Value ($)
BONDS – continued
Natural Gas – Distribution – 0.3%
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	$8,200,000	$7,838,118

Network & Telecom – 1.1%
AT&T, Inc., 5.25%, 3/01/2037	$10,586,000	$10,791,940
AT&T, Inc., 4.5%, 5/15/2035	8,154,000	7,697,596
AT&T, Inc., 4.75%, 5/15/2046	6,044,000	5,639,578
Verizon Communications, Inc., “A”, 5.012%, 4/15/2049 (n)	2,791,000	2,710,466

		$26,839,580

Oil Services – 0.3%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$5,442,656	$1,993,373
Schlumberger Norge A.S., 1.25%, 8/01/2017 (n)	5,189,000	5,184,060

		$7,177,433

Oils – 0.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$7,350,000	$6,647,274
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	2,676,990

		$9,324,264

Other Banks & Diversified Financials – 2.5%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/2018 (n)	$5,269,000	$5,322,443
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,570,000	2,878,400
BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,677,267
Citigroup, Inc., 4.4%, 6/10/2025	4,533,000	4,618,751
Citizens Bank N.A., 2.55%, 5/13/2021	1,575,000	1,566,060
Citizens Financial Group, Inc., 4.3%, 12/03/2025	1,860,000	1,917,050
Discover Bank, 7%, 4/15/2020	7,009,000	7,818,434
Discover Financial Services, 3.75%, 3/04/2025	670,000	657,280
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	7,880,000	9,515,100
ING Groep N.V., 3.95%, 3/29/2027	2,389,000	2,394,652
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)	1,777,000	1,722,082
Macquarie Bank Ltd., 6.125% to 3/08/2027, FRN to 12/31/2099 (n)	1,240,000	1,246,200
Rabobank Nederland N.V., 3.95%, 11/09/2022	4,408,000	4,523,626
Santander UK PLC, 3.05%, 8/23/2018	2,885,000	2,931,226
SunTrust Banks, Inc., 2.7%, 1/27/2022	6,147,000	6,123,119
U.S. Bank NA Cincinnati, 2.8%, 1/27/2025	2,136,000	2,096,018

		$61,007,708

Pharmaceuticals – 2.7%
Actavis Funding SCS, 4.55%, 3/15/2035	$2,232,000	$2,238,067
Actavis Funding SCS, 3%, 3/12/2020	4,494,000	4,570,704
Actavis Funding SCS, 3.8%, 3/15/2025	4,505,000	4,546,099

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – continued
Biogen, Inc., 5.2%, 9/15/2045	$4,888,000	$5,284,431
Celgene Corp., 2.875%, 8/15/2020	10,192,000	10,347,897
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	18,926,000	20,363,146
Gilead Sciences, Inc., 4.8%, 4/01/2044	6,643,000	6,861,800
Gilead Sciences, Inc., 2.35%, 2/01/2020	817,000	823,400
Gilead Sciences, Inc., 4.75%, 3/01/2046	3,545,000	3,615,872
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	7,944,000	7,708,246

		$66,359,662

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,550,771

Real Estate – Office – 0.1%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$2,937,000	$3,010,137

Real Estate – Retail – 0.6%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$4,926,089
DDR Corp., REIT, 4.625%, 7/15/2022	2,365,000	2,481,266
DDR Corp., REIT, 3.375%, 5/15/2023	6,575,000	6,354,718

		$13,762,073

Retailers – 0.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$7,156,000	$6,397,206
Best Buy Co., Inc., 5.5%, 3/15/2021	7,906,000	8,523,617

		$14,920,823

Telecommunications – Wireless – 0.6%
Crown Castle International Corp., 4%, 3/01/2027	$984,000	$990,163
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,200,939
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,373,876
Crown Castle Towers LLC, 4.883%, 8/15/2040 (n)	952,000	1,013,286
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,229,000	4,242,140
SFR Group S.A., 6%, 5/15/2022 (n)	2,970,000	3,077,663

		$13,898,067

Tobacco – 0.5%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$7,775,000	$7,985,306
Reynolds American, Inc., 8.125%, 6/23/2019	3,344,000	3,770,059

		$11,755,365

Transportation – Services – 0.2%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,690,000	$3,399,867

Issuer	Shares/Par	Value ($)
BONDS – continued
Transportation – Services – continued
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,612,000	$1,643,221

		$5,043,088

U.S. Government Agencies and Equivalents – 2.0%
Small Business Administration, 4.93%, 1/01/2024	$12,594	$13,324
Small Business Administration, 4.34%, 3/01/2024	25,030	26,322
Small Business Administration, 4.99%, 9/01/2024	17,949	18,985
Small Business Administration, 4.86%, 1/01/2025	41,750	44,073
Small Business Administration, 4.625%, 2/01/2025	44,345	46,591
Small Business Administration, 5.11%, 4/01/2025	31,711	33,675
Small Business Administration, 4.43%, 5/01/2029	537,257	569,677
Small Business Administration, 3.25%, 11/01/2030	522,978	537,262
Small Business Administration, 2.85%, 9/01/2031	1,031,164	1,044,052
Small Business Administration, 2.37%, 8/01/2032	889,365	882,192
Small Business Administration, 3.21%, 9/01/2030	4,701,162	4,822,802
Small Business Administration, 2.13%, 1/01/2033	3,373,112	3,286,959
Small Business Administration, 2.21%, 2/01/2033	858,863	838,756
Small Business Administration, 2.22%, 3/01/2033	3,168,359	3,094,458
Small Business Administration, 2.08%, 4/01/2033	4,992,700	4,865,075
Small Business Administration, 2.45%, 6/01/2033	5,792,548	5,747,678
Small Business Administration, 3.15%, 7/01/2033	7,853,109	8,102,737
Small Business Administration, 3.16%, 8/01/2033	8,101,949	8,371,764
Small Business Administration, 3.62%, 9/01/2033	7,271,417	7,661,366

		$50,007,748

U.S. Treasury Obligations – 14.7%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$2,057,726
U.S. Treasury Bonds, 4.375%, 2/15/2038	19,006,000	23,719,640
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,597,600	5,806,806
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	511,660
U.S. Treasury Bonds, 3.125%, 2/15/2042	1,300,000	1,330,012
U.S. Treasury Bonds, 2.875%, 5/15/2043	44,925,200	43,740,657
U.S. Treasury Bonds, 2.5%, 2/15/2045	7,827,000	7,032,990

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 0.75%, 1/31/2018	$133,370,000	$133,046,978
U.S. Treasury Notes, 2.875%, 3/31/2018	2,000,000	2,034,766
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	115,650,000	116,404,385
U.S. Treasury Notes, 1%, 8/31/2019	5,600,000	5,550,563
U.S. Treasury Notes, 3.375%, 11/15/2019	1,800,000	1,891,195
U.S. Treasury Notes, 3.625%, 2/15/2020	4,200,000	4,453,970
U.S. Treasury Notes, 2%, 11/15/2026	6,181,000	5,970,945
U.S. Treasury Notes, 3%, 11/15/2045	7,735,000	7,687,260

		$361,239,553

Utilities – Electric Power – 2.6%
AEP Transmission Co. LLC, 3.1%, 12/01/2026 (z)	$1,300,000	$1,283,532
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	6,436,000	7,287,122
Constellation Energy Group, Inc., 5.15%, 12/01/2020	2,487,000	2,700,355
Dominion Resources, Inc., 3.625%, 12/01/2024	6,901,000	6,935,077

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Dominion Resources, Inc., 3.9%, 10/01/2025	$2,048,000	$2,085,274
EDP Finance B.V., 5.25%, 1/14/2021 (n)	7,774,000	8,294,392
EDP Finance B.V., 4.9%, 10/01/2019 (n)	2,531,000	2,657,550
Exelon Corp., 3.497%, 6/01/2022	2,048,000	2,066,907
Exelon Corp., 4.45%, 4/15/2046	2,510,000	2,486,820
Great Plains Energy, Inc., 4.85%, 4/01/2047	3,667,000	3,759,295
PPL Capital Funding, Inc., 5%, 3/15/2044	3,429,000	3,626,027
PPL Corp., 3.5%, 12/01/2022	1,050,000	1,073,864
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,556,221
Southern Co., 2.35%, 7/01/2021	7,039,000	6,911,418
Southern Co., 4.4%, 7/01/2046	2,328,000	2,225,086

		$62,948,940

Total Bonds		$2,363,011,078

MONEY MARKET FUNDS – 3.7%
MFS Institutional Money Market Portfolio, 0.7% (v)	91,853,748	$91,844,562

Total Investments		$2,454,855,640

OTHER ASSETS, LESS LIABILITIES – 0.0%		349,811

Net Assets – 100.0%		$2,455,205,451

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $363,537,506 representing 14.8% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AEP Transmission Co. LLC, 3.1%, 12/01/2026	11/16/16	$1,297,518	$1,283,532
Babson CLO Ltd., 2014-IIA, “CR”, FRN, 1%, 10/17/2026	3/10/17	3,680,000	3,680,136
Ballyrock Ltd., CLO, FRN, 2.232%, 5/20/2025	5/10/16	3,245,320	3,265,206
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036	2/28/06	17,917	760
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036	5/16/06	11,405	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036	9/11/06	39,196	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036	10/25/06	106,562	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040	3/01/06	110,041	84,620
Carlyle Global Market Strategies, 2013-3A, “A1A”, FRN, 2.143%, 7/15/2025	11/02/16	4,587,487	4,593,414
Commercial Mortgage Asset Trust, FRN, 0.083%, 1/17/2032	4/09/12	769	70
Cutwater Ltd., 2014-1A, “A1B” , FRN, 2.383%, 7/15/2026	9/08/16	7,364,030	7,417,222
First Union National Bank Commercial Mortgage Trust, FRN, 1.607%, 1/12/2043	4/09/12	2	188

8

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Hertz Fleet Lease Funding LP, 2014-1, FRN, 1.257%, 4/10/2028	3/25/14	$1,563,520	$1,563,257
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	8,200,000	7,838,118
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.553%, 10/15/2027	7/27/16	2,985,844	3,014,675
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.58%, 10/20/2026	2/17/17	1,450,000	1,448,869
Preferred Term Securities XIX Ltd., CDO, FRN, 1.481%, 12/22/2035	3/28/11	222,519	248,588
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	3/16/17	5,292,000	5,367,829
Voya CLO Ltd., 2013-3A, “BR”, FRN, 1%, 1/18/2026	3/31/17	6,005,000	6,005,000
West CLO Ltd., 2014-1A, “A2”, FRN, 3.123%, 7/18/2026	7/21/16	7,471,538	7,593,242
Total Restricted Securities			$53,404,726
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

Derivative Contracts at 3/31/17

Futures Contracts at 3/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	360	$54,303,750	June - 2017	$143,794
U.S. Treasury Note 2 yr (Long)	USD	600	129,871,875	June - 2017	18,744
U.S. Ultra Bond (Long)	USD	100	13,389,063	June - 2017	38,281

					$200,819

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	50	$5,886,328	June - 2017	$(4,257)

At March 31, 2017, the fund had liquid securities with an aggregate value of $2,336,133 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$411,247,302	$—	$411,247,302
Municipal Bonds	—	14,191,950	—	14,191,950
U.S. Corporate Bonds	—	840,122,092	—	840,122,092
Residential Mortgage-Backed Securities	—	509,521,169	—	509,521,169
Commercial Mortgage-Backed Securities	—	196,170,550	—	196,170,550
Asset-Backed Securities (including CDOs)	—	194,337,896	—	194,337,896
Foreign Bonds	—	197,420,119	—	197,420,119
Mutual Funds	91,844,562	—	—	91,844,562
Total Investments	$91,844,562	$2,363,011,078	$—	$2,454,855,640

Other Financial Instruments
Futures Contracts - Assets	$200,819	$—	$—	$200,819
Futures Contracts - Liabilities	(4,257)	—	—	(4,257)

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,458,539,210
Gross unrealized appreciation	30,234,179
Gross unrealized depreciation	(33,917,749)
Net unrealized appreciation (depreciation)	$(3,683,570)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	132,647,161	226,451,784	(267,245,197)	91,853,748

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,798)	$—	$144,498	$91,844,562

11

QUARTERLY REPORT

March 31, 2017

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 3.9%
Honeywell International, Inc.	81,880	$10,224,352
Leidos Holdings, Inc.	60,444	3,091,106
Northrop Grumman Corp.	23,507	5,590,905
United Technologies Corp.	47,330	5,310,899

		$24,217,262

Alcoholic Beverages – 1.2%
Constellation Brands, Inc., “A”	26,468	$4,289,669
Molson Coors Brewing Co.	34,442	3,296,444

		$7,586,113

Apparel Manufacturers – 1.8%
Hanesbrands, Inc.	120,204	$2,495,435
NIKE, Inc., “B”	150,605	8,393,217

		$10,888,652

Automotive – 0.7%
Delphi Automotive PLC	50,278	$4,046,876

Biotechnology – 2.5%
Biogen, Inc. (a)	25,027	$6,842,882
Celgene Corp. (a)	67,110	8,350,497

		$15,193,379

Broadcasting – 0.7%
Twenty-First Century Fox, Inc.	127,715	$4,136,689

Brokerage & Asset Managers – 1.6%
Blackstone Group LP	148,177	$4,400,857
NASDAQ, Inc.	81,048	5,628,784

		$10,029,641

Business Services – 4.3%
Accenture PLC, “A”	40,244	$4,824,451
Cognizant Technology Solutions Corp., “A” (a)	83,099	4,946,052
Equifax, Inc.	24,065	3,290,648
Fidelity National Information Services, Inc.	62,961	5,012,955
Fiserv, Inc. (a)	31,313	3,610,702
Global Payments, Inc.	61,341	4,948,992

		$26,633,800

Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	5,686	$1,861,142
Comcast Corp., “A”	231,038	8,684,718

		$10,545,860

Chemicals – 3.3%
Celanese Corp.	34,773	$3,124,354
E.I. du Pont de Nemours & Co.	61,319	4,925,755
Monsanto Co.	42,833	4,848,696
PPG Industries, Inc.	69,522	7,305,372

		$20,204,177

Computer Software – 2.0%
Adobe Systems, Inc. (a)	42,606	$5,544,319

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – continued
Salesforce.com, Inc. (a)	84,821	$6,996,884

		$12,541,203

Computer Software – Systems – 3.6%
Apple, Inc. (s)	87,807	$12,614,354
Constellation Software, Inc.	6,155	3,024,621
Hewlett Packard Enterprise	167,060	3,959,322
SS&C Technologies Holdings, Inc.	83,023	2,939,014

		$22,537,311

Construction – 1.1%
Sherwin-Williams Co.	18,972	$5,884,925
Toll Brothers, Inc.	26,709	964,462

		$6,849,387

Consumer Products – 1.1%
Coty, Inc., “A”	182,003	$3,299,714
Newell Brands, Inc.	79,805	3,764,402

		$7,064,116

Consumer Services – 1.1%
Priceline Group, Inc. (a)	3,778	$6,724,727

Containers – 0.5%
Berry Plastics Group, Inc. (a)	69,069	$3,354,681

Electrical Equipment – 1.1%
Johnson Controls International PLC	156,008	$6,571,057

Electronics – 2.2%
Applied Materials, Inc.	58,285	$2,267,287
Broadcom Corp.	26,279	5,754,050
Texas Instruments, Inc.	68,993	5,558,076

		$13,579,413

Energy – Independent – 3.7%
Energen Corp. (a)	57,717	$3,142,113
EOG Resources, Inc.	83,731	8,167,959
EQT Corp.	63,954	3,907,589
Noble Energy, Inc.	83,141	2,855,062
Pioneer Natural Resources Co.	26,107	4,861,907

		$22,934,630

Energy – Integrated – 0.9%
Exxon Mobil Corp.	66,966	$5,491,882

Entertainment – 1.1%
Time Warner, Inc.	70,658	$6,903,993

Food & Beverages – 3.8%
Blue Buffalo Pet Products, Inc. (a)	104,760	$2,409,480
Cal-Maine Foods, Inc.	64,213	2,363,038
J.M. Smucker Co.	18,150	2,379,102
Mondelez International, Inc.	108,917	4,692,144
PepsiCo, Inc.	77,618	8,682,349
TreeHouse Foods, Inc. (a)	33,242	2,814,268

		$23,340,381

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 1.9%
Costco Wholesale Corp.	44,969	$7,540,852
Dollar Tree, Inc. (a)	56,477	4,431,185

		$11,972,037

Health Maintenance Organizations – 1.5%
Cigna Corp.	17,355	$2,542,334
UnitedHealth Group, Inc.	42,546	6,977,969

		$9,520,303

Insurance – 2.4%
American International Group, Inc.	36,616	$2,285,937
Aon PLC	69,556	8,255,602
Chubb Ltd.	33,716	4,593,805

		$15,135,344

Internet – 6.6%
Alibaba Group Holding Ltd., ADR (a)	25,587	$2,759,046
Alphabet, Inc., “A” (a)	17,214	14,594,029
Alphabet, Inc., “C” (a)	6,994	5,801,943
Facebook, Inc., “A” (a)	100,214	14,235,399
LogMeIn, Inc.	34,253	3,339,668

		$40,730,085

Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	31,155	$2,788,996

Machinery & Tools – 1.6%
Roper Technologies, Inc.	38,953	$8,043,405
SPX FLOW, Inc. (a)	61,609	2,138,448

		$10,181,853

Major Banks – 3.2%
Goldman Sachs Group, Inc.	11,571	$2,658,090
Morgan Stanley	187,016	8,011,765
PNC Financial Services Group, Inc.	77,941	9,371,626

		$20,041,481

Medical & Health Technology & Services – 0.5%
McKesson Corp.	19,049	$2,824,205

Medical Equipment – 5.0%
Danaher Corp.	68,770	$5,881,898
Medtronic PLC	109,067	8,786,438
PerkinElmer, Inc.	90,427	5,250,192
Steris PLC	27,069	1,880,213
Stryker Corp.	35,512	4,675,155
Zimmer Biomet Holdings, Inc.	39,418	4,813,332

		$31,287,228

Natural Gas – Distribution – 0.7%
Sempra Energy	37,266	$4,117,893

Natural Gas – Pipeline – 0.5%
Enterprise Products Partners LP	103,020	$2,844,382

Network & Telecom – 1.5%
Cisco Systems, Inc.	267,843	$9,053,093

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Oil Services – 1.2%
Halliburton Co.	86,165	$4,240,180
Schlumberger Ltd.	41,546	3,244,743

		$7,484,923

Other Banks & Diversified Financials – 8.1%
Citigroup, Inc. (s)	260,130	$15,560,977
Discover Financial Services	61,288	4,191,486
Northern Trust Corp.	28,619	2,477,833
U.S. Bancorp	194,886	10,036,629
Visa, Inc., “A” (s)	167,281	14,866,262
Wintrust Financial Corp.	42,948	2,968,566

		$50,101,753

Pharmaceuticals – 4.6%
Allergan PLC	24,019	$5,738,619
Eli Lilly & Co.	74,364	6,254,756
Pfizer, Inc.	331,441	11,338,597
Zoetis, Inc.	95,469	5,095,181

		$28,427,153

Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	22,995	$3,378,425
Union Pacific Corp.	57,812	6,123,447

		$9,501,872

Real Estate – 1.6%
Store Capital Corp., REIT	271,406	$6,481,175
Tanger Factory Outlet Centers, Inc., REIT	110,178	3,610,533

		$10,091,708

Restaurants – 2.3%
Aramark	105,526	$3,890,744
Panera Bread Co., “A” (a)	10,934	2,863,287
Starbucks Corp.	124,211	7,252,680

		$14,006,711

Specialty Stores – 3.7%
Amazon.com, Inc. (a)	15,032	$13,326,469
Ross Stores, Inc.	63,479	4,181,362
Tractor Supply Co.	37,711	2,600,928
Urban Outfitters, Inc. (a)	110,614	2,628,189

		$22,736,948

Telecommunications – Wireless – 1.8%
American Tower Corp., REIT	65,044	$7,905,448
SBA Communications Corp., REIT (a)	26,867	3,233,981

		$11,139,429

Telephone Services – 0.9%
Verizon Communications, Inc.	115,169	$5,614,489

Tobacco – 1.6%
Philip Morris International, Inc.	88,733	$10,017,956

Utilities – Electric Power – 2.6%
American Electric Power Co., Inc.	38,279	$2,569,669
CMS Energy Corp.	109,548	4,901,178
NextEra Energy, Inc.	40,715	5,226,585

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – continued
Xcel Energy, Inc.	84,023	$3,734,822

		$16,432,254

Total Common Stocks		$617,427,326

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.7% (v)	5,422,936	$5,422,394

Total Investments		$622,849,720

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT – (0.2)%
Telecommunications – Wireless – (0.2)%
Crown Castle International Corp., REIT	(16,616)	$(1,569,381)

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,719,380)

Net Assets – 100.0%		$619,560,959

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2017, the fund had cash collateral of $5,379 and other liquid securities with an aggregate value of $2,908,498 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$617,427,326	$—	$—	$617,427,326
Mutual Funds	5,422,394	—	—	5,422,394
Total Investments	$622,849,720	$—	$—	$622,849,720
Short Sales	$(1,569,381)	$—	$—	$(1,569,381)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$471,632,309
Gross unrealized appreciation	157,636,974
Gross unrealized depreciation	(6,419,563)
Net unrealized appreciation (depreciation)	$151,217,411

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,866,758	42,365,694	(39,809,516)	5,422,936

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$252	$—	$6,345	$5,422,394

5

QUARTERLY REPORT

March 31, 2017

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 59.2%
Aerospace – 2.9%
Honeywell International, Inc.	171,761	$21,447,781
L3 Technologies, Inc.	25,611	4,233,242
Lockheed Martin Corp.	50,239	13,443,956
Northrop Grumman Corp.	77,654	18,469,227
Orbital ATK, Inc.	18,281	1,791,538
United Technologies Corp.	162,028	18,181,162

		$77,566,906

Airlines – 0.4%
Copa Holdings S.A., “A”	68,231	$7,658,930
Delta Air Lines, Inc.	78,852	3,624,038

		$11,282,968

Alcoholic Beverages – 0.3%
Diageo PLC	315,222	$9,018,496

Apparel Manufacturers – 0.2%
Hanesbrands, Inc.	105,874	$2,197,944
LVMH Moet Hennessy Louis Vuitton SE	13,147	2,887,091

		$5,085,035

Automotive – 0.9%
Delphi Automotive PLC	111,027	$8,936,563
General Motors Co.	88,004	3,111,821
Harley-Davidson, Inc.	26,842	1,623,941
Hyundai Motor Co. Ltd.	25,287	3,561,390
Kia Motors Corp.	124,442	4,122,844
LKQ Corp. (a)	118,634	3,472,417

		$24,828,976

Biotechnology – 0.3%
Celgene Corp. (a)	37,355	$4,648,083
Gilead Sciences, Inc.	33,502	2,275,456

		$6,923,539

Broadcasting – 0.7%
Interpublic Group of Companies, Inc.	114,441	$2,811,815
Omnicom Group, Inc.	126,233	10,882,547
Twenty-First Century Fox, Inc.	106,084	3,436,061
Walt Disney Co.	12,275	1,391,862

		$18,522,285

Brokerage & Asset Managers – 1.1%
Apollo Global Management LLC, “A”	121,278	$2,949,481
BlackRock, Inc.	23,784	9,121,402
Blackstone Group LP	103,957	3,087,523
Charles Schwab Corp.	69,021	2,816,747
Franklin Resources, Inc.	137,036	5,774,697
NASDAQ, Inc.	85,908	5,966,311
T. Rowe Price Group, Inc.	14,346	977,680

		$30,693,841

Business Services – 1.4%
Accenture PLC, “A”	185,299	$22,213,644
Amdocs Ltd.	22,900	1,396,671

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Business Services – continued
Cognizant Technology Solutions Corp., “A” (a)	34,522	$2,054,749
Equifax, Inc.	42,518	5,813,911
Fidelity National Information Services, Inc.	63,568	5,061,284
Fiserv, Inc. (a)	21,839	2,518,255

		$39,058,514

Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	44,337	$14,512,387
Comcast Corp., “A”	805,438	30,276,414

		$44,788,801

Chemicals – 2.1%
3M Co.	103,976	$19,893,728
Celanese Corp.	48,709	4,376,504
E.I. du Pont de Nemours & Co.	66,774	5,363,955
Monsanto Co.	57,504	6,509,453
PPG Industries, Inc.	194,357	20,423,034

		$56,566,674

Computer Software – 1.4%
CA, Inc.	42,170	$1,337,632
Check Point Software Technologies Ltd. (a)	117,716	12,084,725
Intuit, Inc.	15,994	1,855,144
Microsoft Corp.	166,035	10,935,065
Oracle Corp.	173,308	7,731,270
Sabre Corp.	153,692	3,256,733

		$37,200,569

Computer Software – Systems – 1.3%
Apple, Inc.	44,466	$6,387,986
Hewlett Packard Enterprise	440,442	10,438,475
International Business Machines Corp.	85,908	14,960,019
Seagate Technology PLC	48,482	2,226,778

		$34,013,258

Construction – 1.0%
Owens Corning	199,398	$12,237,055
Sherwin-Williams Co.	24,220	7,512,802
Stanley Black & Decker, Inc.	43,998	5,846,014

		$25,595,871

Consumer Products – 0.9%
Coty, Inc., “A”	265,939	$4,821,474
Kimberly-Clark Corp.	29,330	3,860,708
Newell Brands, Inc.	77,057	3,634,779
Procter & Gamble Co.	85,592	7,690,441
Reckitt Benckiser Group PLC	31,572	2,882,092

		$22,889,494

Containers – 0.1%
Crown Holdings, Inc. (a)	45,693	$2,419,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 0.8%
Johnson Controls International PLC	449,486	$18,932,350
MSC Industrial Direct Co., Inc., “A”	16,970	1,743,837

		$20,676,187

Electronics – 1.2%
Broadcom Corp.	16,083	$3,521,534
Intel Corp.	119,629	4,315,018
Maxim Integrated Products, Inc.	80,684	3,627,553
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	281,834	9,255,429
Texas Instruments, Inc.	159,149	12,821,043

		$33,540,577

Energy – Independent – 1.5%
Anadarko Petroleum Corp.	77,339	$4,795,018
Canadian Natural Resources Ltd.	59,946	1,965,629
EOG Resources, Inc.	99,797	9,735,197
EQT Corp.	54,619	3,337,221
Galp Energia SGPS S.A., “B”	180,536	2,739,675
Hess Corp.	67,218	3,240,580
Noble Energy, Inc.	102,417	3,517,000
Occidental Petroleum Corp.	127,890	8,103,110
Rice Energy, Inc. (a)	120,155	2,847,674

		$40,281,104

Energy – Integrated – 1.1%
BP PLC	1,350,562	$7,742,294
Chevron Corp.	93,844	10,076,030
Exxon Mobil Corp.	149,007	12,220,064

		$30,038,388

Entertainment – 0.5%
Time Warner, Inc.	136,518	$13,339,174

Food & Beverages – 2.3%
Archer Daniels Midland Co.	153,244	$7,055,354
Bunge Ltd.	38,750	3,071,325
Coca-Cola European Partners PLC	68,995	2,600,422
Danone S.A.	72,327	4,919,621
General Mills, Inc.	142,650	8,417,777
J.M. Smucker Co.	19,177	2,513,721
Kellogg Co.	44,759	3,249,951
Marine Harvest	336,022	5,122,788
Mead Johnson Nutrition Co., “A”	56,854	5,064,554
Mondelez International, Inc.	75,409	3,248,620
Nestle S.A.	167,735	12,869,201
PepsiCo, Inc.	28,807	3,222,351

		$61,355,685

Food & Drug Stores – 0.9%
CVS Health Corp.	268,235	$21,056,448
Kroger Co.	79,396	2,341,388

		$23,397,836

Furniture & Appliances – 0.1%
Whirlpool Corp.	15,285	$2,618,779

Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	37,213	$3,504,720

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 0.3%
Target Corp.	102,417	$5,652,394
Wal-Mart Stores, Inc.	34,856	2,512,420

		$8,164,814

Health Maintenance Organizations – 0.3%
Cigna Corp.	40,616	$5,949,838
UnitedHealth Group, Inc.	4,703	771,339

		$6,721,177

Insurance – 3.6%
Aon PLC	123,423	$14,649,076
Chubb Ltd.	152,186	20,735,343
MetLife, Inc.	467,769	24,707,559
Prudential Financial, Inc.	147,342	15,718,445
Travelers Cos., Inc.	124,566	15,015,186
Zurich Insurance Group AG	25,050	6,687,336

		$97,512,945

Internet – 0.7%
Alphabet, Inc., “A” (a)	4,197	$3,558,217
Facebook, Inc., “A” (a)	108,806	15,455,892

		$19,014,109

Machinery & Tools – 1.3%
Allison Transmission Holdings, Inc.	209,374	$7,550,026
Cummins, Inc.	7,457	1,127,498
Deere & Co.	30,493	3,319,468
Eaton Corp. PLC	117,072	8,680,889
Illinois Tool Works, Inc.	90,231	11,952,901
Ingersoll-Rand Co. Ltd., “A”	37,256	3,029,658

		$35,660,440

Major Banks – 6.8%
Bank of America Corp.	978,093	$23,073,214
Bank of New York Mellon Corp.	309,337	14,609,987
BNP Paribas	34,289	2,283,658
Goldman Sachs Group, Inc.	92,718	21,299,179
JPMorgan Chase & Co.	604,420	53,092,253
Morgan Stanley	422,988	18,120,806
PNC Financial Services Group, Inc.	112,350	13,508,964
Royal Bank of Canada	41,931	3,055,002
State Street Corp.	131,774	10,490,528
Sumitomo Mitsui Financial Group, Inc.	146,100	5,308,313
Wells Fargo & Co.	332,975	18,533,389

		$183,375,293

Medical & Health Technology & Services – 0.5%
Express Scripts Holding Co. (a)	43,510	$2,867,744
HCA Holdings, Inc. (a)	23,103	2,055,936
McKesson Corp.	52,373	7,764,821

		$12,688,501

Medical Equipment – 2.9%
Abbott Laboratories	444,415	$19,736,470
Danaher Corp.	200,184	17,121,738
Medtronic PLC	257,290	20,727,282
Thermo Fisher Scientific, Inc.	105,563	16,214,477

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Zimmer Biomet Holdings, Inc.	40,866	$4,990,147

		$78,790,114

Metals & Mining – 0.3%
Rio Tinto Ltd.	174,850	$7,031,040

Natural Gas – Distribution – 0.2%
Engie	202,830	$2,873,513
Sempra Energy	31,272	3,455,556

		$6,329,069

Natural Gas – Pipeline – 0.4%
Enterprise Products Partners LP	188,624	$5,207,909
Plains All American Pipeline LP	57,934	1,831,294
Williams Partners LP	99,539	4,064,177

		$11,103,380

Network & Telecom – 0.7%
Cisco Systems, Inc.	483,368	$16,337,838
Motorola Solutions, Inc.	31,267	2,695,841

		$19,033,679

Oil Services – 0.3%
Schlumberger Ltd.	114,912	$8,974,627

Other Banks & Diversified Financials – 2.0%
American Express Co.	64,591	$5,109,794
Citigroup, Inc.	206,790	12,370,178
Discover Financial Services	98,381	6,728,277
SunTrust Banks, Inc.	52,935	2,927,306
U.S. Bancorp	380,887	19,615,681
UBS AG	276,191	4,420,049
Visa, Inc., “A”	34,318	3,049,841

		$54,221,126

Pharmaceuticals – 4.1%
Allergan PLC	10,966	$2,619,997
Bayer AG	97,625	11,253,011
Eli Lilly & Co.	202,238	17,010,238
Johnson & Johnson	258,759	32,228,433
Merck & Co., Inc.	281,827	17,907,288
Novartis AG	16,018	1,188,976
Pfizer, Inc.	779,395	26,663,103
Roche Holding AG	4,597	1,173,976

		$110,045,022

Printing & Publishing – 0.3%
Moody’s Corp.	32,248	$3,613,066
S&P Global, Inc.	9,113	1,191,434
Transcontinental, Inc., “A”	153,758	2,841,953

		$7,646,453

Railroad & Shipping – 0.9%
Canadian National Railway Co.	41,275	$3,051,461
Union Pacific Corp.	202,587	21,458,015

		$24,509,476

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 1.1%
Annaly Mortgage Management, Inc., REIT	198,656	$2,207,068
LaSalle Hotel Properties, REIT	134,623	3,897,336
Medical Properties Trust, Inc., REIT	765,343	9,865,271
Public Storage, Inc., REIT	7,463	1,633,725
Starwood Property Trust, Inc., REIT	243,209	5,491,659
Store Capital Corp., REIT	192,135	4,588,184
Washington Prime Group, Inc., REIT	375,597	3,263,938

		$30,947,181

Restaurants – 0.4%
Aramark	101,013	$3,724,349
Brinker International, Inc.	78,783	3,463,301
Starbucks Corp.	32,976	1,925,469
YUM! Brands, Inc.	42,873	2,739,585

		$11,852,704

Specialty Chemicals – 0.2%
Axalta Coating Systems Ltd. (a)	147,718	$4,756,520

Specialty Stores – 0.9%
Advance Auto Parts, Inc.	10,241	$1,518,331
Best Buy Co., Inc.	157,028	7,717,926
Gap, Inc.	378,740	9,199,595
Ross Stores, Inc.	96,001	6,323,586

		$24,759,438

Telephone Services – 1.1%
AT&T, Inc.	69,409	$2,883,944
Frontier Communications Corp. (l)	449,786	962,542
TDC A.S.	385,984	1,990,361
Telefonica Brasil S.A., ADR	147,273	2,187,004
Verizon Communications, Inc.	431,314	21,026,558

		$29,050,409

Tobacco – 2.7%
Altria Group, Inc.	294,097	$21,004,408
Japan Tobacco, Inc.	46,200	1,501,407
Philip Morris International, Inc.	447,152	50,483,461

		$72,989,276

Trucking – 0.4%
United Parcel Service, Inc., “B”	108,984	$11,693,983

Utilities – Electric Power – 1.6%
American Electric Power Co., Inc.	78,336	$5,258,696
Duke Energy Corp.	97,123	7,965,057
Exelon Corp.	196,063	7,054,347
FirstEnergy Corp.	89,559	2,849,767
PPL Corp.	272,929	10,204,815
Public Service Enterprise Group, Inc.	67,177	2,979,300
SSE PLC	114,793	2,122,845
WEC Energy Group, Inc.	46,213	2,801,894
Xcel Energy, Inc.	38,136	1,695,145

		$42,931,866

Total Common Stocks		$1,595,009,763

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – 38.6%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/2018	$1,275,000	$1,440,056

Asset-Backed & Securitized – 2.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040 (z)	$2,248,795	$1,729,295
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	28,053	2,833
Cent CLO LP, 2013-17A, “A1”, FRN, 2.339%, 1/30/2025 (n)	2,547,000	2,548,487
Cent CLO LP, 2014-21A, “A1”, FRN, 2.331%, 7/27/2026 (n)	2,944,489	2,943,228
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.912%, 6/15/2028 (z)	3,425,000	3,442,086
Citigroup Commercial Mortgage Trust, FRN, 5.778%, 12/10/2049	1,786,190	1,788,268
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,109,473
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	3,452,523	3,467,603
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,360,339
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.123%, 7/15/2025 (n)	3,273,000	3,264,775
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 1%, 10/15/2026 (n)	4,414,000	4,414,000
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	1,735,000	1,749,388
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,465,000	1,477,394
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.204%, 1/19/2025 (n)	2,158,179	2,161,595
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	686,157	663,040
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,297,558
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 2.187%, 4/25/2025 (n)	2,971,000	2,972,559
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	4,989,133
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.84%, 6/15/2049	367,947	368,067
Morgan Stanley Capital I, Inc., FRN, 0.618%, 11/15/2030 (i)(n)	1,616,191	8,683
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,328,352	1,149,036
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.053%, 2/15/2051	150,565	150,396
Wachovia Bank Commercial Mortgage Trust, FRN, 5.76%, 6/15/2049	1,055,974	1,054,870
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,408,062

		$55,520,168

Issuer	Shares/Par	Value ($)
BONDS – continued
Automotive – 0.3%
General Motors Financial Co., Inc., 3.2%, 7/06/2021	$2,353,000	$2,361,927
General Motors Financial Co., Inc., 5.25%, 3/01/2026	1,168,000	1,254,912
Toyota Motor Credit Corp., 3.4%, 9/15/2021	3,170,000	3,301,397

		$6,918,236

Broadcasting – 0.2%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$2,839,000	$3,718,619
Viacom, Inc., 3.45%, 10/04/2026	2,715,000	2,582,391

		$6,301,010

Brokerage & Asset Managers – 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$903,000	$917,649
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,664,487

		$3,582,136

Cable TV – 0.1%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$2,855,000	$3,809,486

Computer Software – 0.2%
Microsoft Corp., 4.25%, 2/06/2047	$4,505,000	$4,617,850

Computer Software – Systems – 0.3%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,535,136
Apple, Inc., 3.35%, 2/09/2027	2,239,000	2,265,785
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,248,335

		$7,049,256

Conglomerates – 0.1%
General Electric Capital Corp., FRN, 1.629%, 1/09/2020	$1,939,000	$1,961,659

Consumer Products – 0.2%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$2,769,000	$2,861,966
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	3,463,000	3,558,953

		$6,420,919

Consumer Services – 0.1%
Visa, Inc., 3.15%, 12/14/2025	$3,594,000	$3,606,424

Emerging Market Quasi-Sovereign – 0.1%
Petroleos Mexicanos, 3.125%, 1/23/2019	$1,277,000	$1,282,108
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	2,591,000	2,622,037

		$3,904,145

Emerging Market Sovereign – 0.1%
United Mexican States, 4.75%, 3/08/2044	$2,089,000	$2,031,553

Energy – Integrated – 0.7%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,054,000	$1,131,212

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Energy – Integrated – continued
BP Capital Markets PLC, 4.742%, 3/11/2021	$3,027,000	$3,286,698
Chevron Corp., 1.209%, 11/15/2017	5,248,000	5,252,686
Petro-Canada, 6.05%, 5/15/2018	1,942,000	2,033,243
Shell International Finance B.V., 3.75%, 9/12/2046	2,854,000	2,624,553
Total Capital International S.A., 1.55%, 6/28/2017	1,746,000	1,747,276
Total Capital International S.A., 3.75%, 4/10/2024	3,360,000	3,502,770

		$19,578,438

Financial Institutions – 0.0%
GE Capital International Funding Co., 3.373%, 11/15/2025	$1,258,000	$1,291,031

Food & Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$2,789,000	$2,820,237
Anheuser-Busch InBev S.A., 8%, 11/15/2039	3,600,000	5,397,840
Danone S.A., 2.947%, 11/02/2026 (n)	3,438,000	3,286,584
Diageo Capital PLC, 2.625%, 4/29/2023	1,270,000	1,260,187
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	756,000	762,135

		$13,526,983

Food & Drug Stores – 0.3%
CVS Health Corp., 3.875%, 7/20/2025	$3,328,000	$3,428,995
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	2,550,000	2,616,081
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	1,318,000	1,316,036

		$7,361,112

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$5,088,000	$5,507,297
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,687,512

		$8,194,809

Insurance – Health – 0.2%
Anthem, Inc., 3.3%, 1/15/2023	$2,122,000	$2,140,230
UnitedHealth Group, Inc., 3.75%, 7/15/2025	3,987,000	4,163,688

		$6,303,918

Insurance – Property & Casualty – 0.4%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$1,162,000	$1,160,888
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	1,699,000	1,784,315
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	1,469,000	1,489,534
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,538,078

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – Property & Casualty – continued
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	$1,514,000	$1,512,108

		$9,484,923

International Market Quasi-Sovereign – 0.4%
KFW International Finance, Inc., 4.875%, 6/17/2019	$4,560,000	$4,881,594
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	6,400,000	6,291,284

		$11,172,878

Internet – 0.2%
Baidu, Inc., 3.5%, 11/28/2022	$3,950,000	$4,016,806

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$5,303,157

Major Banks – 2.3%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$2,482,970
Bank of America Corp., 5.49%, 3/15/2019	2,989,000	3,163,480
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	4,053,713
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,329,228
Bank of America Corp., 4.183%, 11/25/2027	2,500,000	2,509,085
BNP Paribas, 7.195% to 6/25/2037, FRN to 6/29/2049 (n)	1,842,000	2,033,108
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,300,000	1,427,260
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	3,359,000	3,375,382
ING Bank N.V., 5.8%, 9/25/2023 (n)	3,438,000	3,825,091
JPMorgan Chase & Co., 6.3%, 4/23/2019	3,410,000	3,704,130
JPMorgan Chase & Co., 3.782% to 2/01/2027, FRN to 2/01/2028	3,438,000	3,470,441
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/2026	2,336,000	2,398,453
Morgan Stanley, 3.875%, 4/29/2024	3,188,000	3,280,886
Morgan Stanley, 6.625%, 4/01/2018	4,287,000	4,487,126
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,243,566
Morgan Stanley, 3.625%, 1/20/2027	3,421,000	3,396,013
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	3,418,000	3,368,644
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/2026	3,425,000	3,277,509
Swedbank AB, 2.125%, 9/29/2017 (n)	821,000	823,575
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	2,536,000	2,577,996
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (z)	2,529,000	2,565,238

		$62,792,894

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – 0.3%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,605,000	$1,627,860
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	2,640,000	2,651,962
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,459,323

		$6,739,145

Medical Equipment – 0.3%
Medtronic, Inc., 4.375%, 3/15/2035	$2,886,000	$3,025,437
Zimmer Holdings, Inc., 3.55%, 4/01/2025	3,762,000	3,719,907

		$6,745,344

Metals & Mining – 0.1%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	$3,570,000	$3,283,043
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	493,000	502,510

		$3,785,553

Midstream – 0.8%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$3,861,123
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	283,736
Enterprise Products Operating LP, 6.5%, 1/31/2019	2,995,000	3,237,924
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,386,974
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	1,023,000	1,222,437
Kinder Morgan Energy Partners LP, 7.75%, 3/15/2032	1,661,000	2,066,131
Phillips 66 Partners LP, 4.9%, 10/01/2046	2,027,000	1,929,925
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)	3,392,000	3,545,783
Spectra Energy Capital LLC, 8%, 10/01/2019	2,734,000	3,088,048

		$20,622,081

Mortgage-Backed – 11.4%
Fannie Mae, 6%, 8/01/2017 - 7/01/2037	$8,480,125	$9,645,228
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	15,983,293	17,812,146
Fannie Mae, 3.8%, 2/01/2018	304,918	307,837
Fannie Mae, 5%, 2/01/2018 - 3/01/2041	6,636,360	7,227,923
Fannie Mae, 4.5%, 4/01/2018 - 6/01/2044	15,872,526	17,076,848
Fannie Mae, 2.578%, 9/25/2018	1,976,637	1,990,538
Fannie Mae, 4.6%, 9/01/2019	471,683	497,368
Fannie Mae, 2.59%, 5/01/2023	469,880	475,194
Fannie Mae, 2.7%, 7/01/2025	367,000	362,870
Fannie Mae, 3.43%, 6/01/2026	593,431	613,498

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	$18,943,663	$19,145,494
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	2,707,230	3,089,243
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	32,629,149	34,351,966
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	44,853,424	46,020,877
Fannie Mae, TBA, 3.5%, 5/01/2047	1,602,000	1,635,354
Fannie Mae, TBA, 4%, 5/01/2047	1,786,200	1,869,928
Freddie Mac, 6%, 4/01/2017 - 6/01/2037	3,659,431	4,140,695
Freddie Mac, 5%, 12/01/2017 - 7/01/2039	3,876,437	4,214,102
Freddie Mac, 3.154%, 2/25/2018	396,429	400,794
Freddie Mac, 4.5%, 5/01/2018 - 5/01/2042	3,851,401	4,109,509
Freddie Mac, 2.412%, 8/25/2018	1,784,264	1,799,364
Freddie Mac, 5.5%, 1/01/2019 - 2/01/2037	3,209,160	3,574,890
Freddie Mac, 5.085%, 3/25/2019	4,316,000	4,534,809
Freddie Mac, 2.456%, 8/25/2019	500,000	507,785
Freddie Mac, 1.869%, 11/25/2019	1,266,000	1,265,733
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,517,527
Freddie Mac, 2.716%, 6/25/2022	1,059,508	1,078,389
Freddie Mac, 2.51%, 11/25/2022	1,272,000	1,277,340
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,211,283
Freddie Mac, 3.32%, 2/25/2023	618,000	646,728
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,573,265
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,683,245
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,345,463
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,556,278
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,762,380
Freddie Mac, 2.673%, 3/25/2026	2,597,000	2,554,533
Freddie Mac, 3.3%, 10/25/2026	957,000	985,020
Freddie Mac, 6.5%, 5/01/2034 - 9/01/2037	1,636,840	1,851,419
Freddie Mac, 4%, 11/01/2040 - 4/01/2044	9,961,337	10,486,376
Freddie Mac, 3.5%, 2/01/2042 - 1/01/2047	29,079,569	29,829,499
Freddie Mac, 3%, 3/01/2043 - 12/01/2046	27,451,613	27,305,233
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	3,208,576	3,699,304
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	2,000,930	2,249,182
Ginnie Mae, 4.5%, 7/20/2033 - 1/20/2041	5,065,405	5,464,919
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	661,365	731,313
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	5,415,250	5,768,498
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	7,443,533	7,749,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 3%, 2/15/2043 - 7/20/2043	$4,731,602	$4,791,448

		$307,788,574

Network & Telecom – 0.4%
AT&T, Inc., 3%, 6/30/2022	$2,565,000	$2,551,649
AT&T, Inc., 3.4%, 5/15/2025	2,565,000	2,477,600
AT&T, Inc., 5.45%, 3/01/2047	2,695,000	2,754,972
Verizon Communications, Inc., 5.05%, 3/15/2034	3,101,000	3,153,379

		$10,937,600

Oils – 0.2%
Valero Energy Corp., 3.4%, 9/15/2026	$5,276,000	$5,040,136

Other Banks & Diversified Financials – 0.5%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,215,486
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,236,800
Citigroup, Inc., 2.5%, 9/26/2018	2,450,000	2,471,901
Citizens Bank N.A., 2.25%, 3/02/2020	877,000	875,741
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,106,000	3,750,495

		$13,550,423

Pharmaceuticals – 0.6%
Actavis Funding SCS, 3.8%, 3/15/2025	$1,429,000	$1,442,037
Actavis Funding SCS, 4.85%, 6/15/2044	1,653,000	1,675,572
Celgene Corp., 2.875%, 8/15/2020	1,545,000	1,568,632
Gilead Sciences, Inc., 3.7%, 4/01/2024	915,000	939,908
Gilead Sciences, Inc., 3.5%, 2/01/2025	5,767,000	5,807,605
Shire Acquisitions Investments Ireland Designated Activity Co., 3.2%, 9/23/2026	4,529,000	4,312,623

		$15,746,377

Real Estate – Healthcare – 0.1%
HCP, Inc., REIT, 5.375%, 2/01/2021	$2,622,000	$2,855,935

Retailers – 0.0%
Home Depot, Inc., 5.95%, 4/01/2041	$989,000	$1,265,336

Telecommunications – Wireless – 0.5%
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	$3,560,000	$3,547,374
Crown Castle Towers LLC, 6.113%, 1/15/2020 (n)	2,493,000	2,699,329
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,270,000	1,351,758
Rogers Communications, Inc., 6.8%, 8/15/2018	5,026,000	5,364,350

		$12,962,811
Tobacco – 0.3%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	$2,518,000	$2,550,097
Reynolds American, Inc., 4.45%, 6/12/2025	4,382,000	4,612,528

		$7,162,625

Issuer	Shares/Par	Value ($)
BONDS – continued
Transportation – Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,696,000	$3,407,450

U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.35%, 7/01/2023	$3,980	$4,169
Small Business Administration, 4.77%, 4/01/2024	277,992	293,138
Small Business Administration, 5.18%, 5/01/2024	401,661	425,789
Small Business Administration, 5.52%, 6/01/2024	21,666	23,090
Small Business Administration, 4.99%, 9/01/2024	380,630	402,593
Small Business Administration, 4.95%, 3/01/2025	12,309	13,010
Small Business Administration, 5.11%, 8/01/2025	1,189,673	1,263,283

		$2,425,072

U.S. Treasury Obligations – 12.5%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$917,786
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	1,004,363
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,516,419
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	766,447
U.S. Treasury Bonds, 4.5%, 2/15/2036	1,203,000	1,525,648
U.S. Treasury Bonds, 5%, 5/15/2037	1,609,000	2,163,980
U.S. Treasury Bonds, 4.5%, 8/15/2039	17,014,600	21,489,576
U.S. Treasury Bonds, 2.875%, 5/15/2043	52,350,300	50,969,980
U.S. Treasury Bonds, 2.5%, 2/15/2045	15,207,000	13,664,326
U.S. Treasury Notes, 1.75%, 11/30/2021	10,534,000	10,465,287
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,402,861
U.S. Treasury Notes, 3.75%, 11/15/2018	7,568,000	7,876,631
U.S. Treasury Notes, 2.75%, 2/15/2019	41,829,000	43,000,547
U.S. Treasury Notes, 3.125%, 5/15/2019	33,754,000	35,038,238
U.S. Treasury Notes, 1%, 6/30/2019	5,900,000	5,858,517
U.S. Treasury Notes, 1.625%, 6/30/2019	51,423,000	51,758,432
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	26,747,966
U.S. Treasury Notes, 3.125%, 5/15/2021	17,180,000	18,073,893
U.S. Treasury Notes, 2.5%, 8/15/2023	31,120,000	31,749,682
U.S. Treasury Notes, 2%, 11/15/2026	5,700,000	5,506,291
U.S. Treasury Notes, 3%, 11/15/2045	3,638,000	3,615,546

		$338,112,416

Utilities – Electric Power – 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,017,053
Duke Energy Corp., 2.65%, 9/01/2026	397,000	369,891

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Exelon Corp., 3.4%, 4/15/2026	$3,438,000	$3,381,362
MidAmerican Funding LLC, 6.927%, 3/01/2029	903,000	1,185,357
Oncor Electric Delivery Co., 7%, 9/01/2022	2,810,000	3,389,855
Pacific Gas & Electric Co., 4.6%, 6/15/2043	2,940,000	3,141,640
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	919,989
PPL Corp., 3.4%, 6/01/2023	2,940,000	2,968,924
Progress Energy, Inc., 3.15%, 4/01/2022	3,893,000	3,934,495
Southern Co., 3.25%, 7/01/2026	3,913,000	3,732,959

		$25,041,525

Total Bonds		$1,040,378,250

CONVERTIBLE PREFERRED STOCKS – 0.9%
Food & Beverages – 0.3%
Tyson Foods, Inc., 4.75%	105,400	$7,061,800

Pharmaceuticals – 0.4%
Allergan PLC, 5.5%	11,434	$9,716,385

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – continued
Telephone Services – 0.0%
Frontier Communications Corp., 11.125%	17,033	$839,046

Utilities – Electric Power – 0.2%
Exelon Corp., 6.25%	108,821	$5,371,405

Total Convertible Preferred Stocks		$22,988,636

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.7% (v)	35,415,327	$35,411,785

COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	890,575	$890,575

Total Investments		$2,694,679,009

OTHER ASSETS, LESS LIABILITIES – 0.0%		1,099,753

Net Assets – 100.0%		$2,695,778,762

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $77,003,384 representing 2.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040	3/01/06	$2,248,795	$1,729,295
BlackRock Capital Finance LP, 7.75%, 9/25/2026	8/16/13	26,944	2,833
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.912%, 6/15/2028	6/14/16	3,425,000	3,442,086
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	7/15/15	2,499,492	2,550,097
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	2,580,533	2,622,037
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	2,530,852	2,577,996
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	3/16/17	2,529,000	2,565,238
Total Restricted Securities			$15,489,582
% of Net assets			0.6%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,617,998,399	$—	$—	$1,617,998,399
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	341,977,544	—	341,977,544
Non-U.S. Soverign Debt	—	17,108,576	—	17,108,576
Municipal Bonds	—	5,303,157	—	5,303,157
U.S. Corporate Bonds	—	233,874,014	—	233,874,014
Residential Mortgage-Backed Securities	—	309,603,472	—	309,603,472
Comercial Mortgage-Backed Securities	—	27,002,453	—	27,002,453
Asset-Backed Securities (including CDOs)	—	26,702,807	—	26,702,807
Foreign Bonds	—	78,806,227	—	78,806,227
Mutual Funds	36,302,360	—	—	36,302,360
Total Investments	$1,654,300,759	$1,040,378,250	$—	$2,694,679,009

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $60,183,435 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,229,873,820
Gross unrealized appreciation	496,495,543
Gross unrealized depreciation	(31,690,354)
Net unrealized appreciation (depreciation)	$464,805,189

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	51,630,973	55,521,893	(71,737,539)	35,415,327

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,056)	$—	$76,324	$35,411,785

QUARTERLY REPORT

March 31, 2017

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 88.0%
Cable TV – 4.3%
Charter Communications, Inc., “A” (a)	87,339	$28,587,801
Comcast Corp., “A”	799,808	30,064,783
NOS, SGPS, S.A.	1,885,091	10,276,285

		$68,928,869

Energy – Independent – 1.3%
Enable Midstream Partners LP	311,202	$5,193,961
Targa Resources Corp.	68,008	4,073,679
Western Gas Equity Partners LP	266,187	12,271,221

		$21,538,861

Energy – Integrated – 0.0%
National Fuel Gas Co.	13,495	$804,572

Natural Gas – Distribution – 5.4%
China Resources Gas Group Ltd.	4,798,000	$16,978,061
Infraestructura Energetica Nova, S.A. de C.V.	1,507,780	7,185,255
Sempra Energy	575,412	63,583,026

		$87,746,342

Natural Gas – Pipeline – 16.2%
American Midstream Partners LP	91,215	$1,354,543
Cheniere Energy, Inc. (a)	357,505	16,899,261
Enbridge, Inc.	647,354	27,118,917
Energy Transfer Partners LP	759,942	27,753,082
Enterprise Products Partners LP	1,340,084	36,999,719
EQT GP Holdings LP	205,137	5,616,651
EQT Midstream Partners LP	282,861	21,752,011
Kinder Morgan, Inc.	411,195	8,939,379
Plains All American Pipeline LP	143,571	4,538,279
Plains GP Holdings LP	531,248	16,606,812
SemGroup Corp., “A”	176,972	6,370,992
Shell Midstream Partners, LP	287,233	9,257,520
Sunoco Logistics Partners LP	594,040	14,506,457
Tallgrass Energy GP LP	379,082	10,902,398
TransCanada Corp.	433,897	20,023,506
Williams Cos., Inc.	688,224	20,364,548
Williams Partners LP	337,996	13,800,377

		$262,804,452

Telecommunications – Wireless – 6.0%
Advanced Info Service PLC	1,752,800	$9,156,132
American Tower Corp., REIT	284,569	34,586,516
Cellnex Telecom S.A.U.	770,968	12,727,700
KDDI Corp.	449,300	11,792,460
Mobile TeleSystems PJSC, ADR	1,106,051	12,199,743
SBA Communications Corp., REIT (a)	62,373	7,507,838
Vodafone Group PLC	3,333,332	8,690,949

		$96,661,338

Telephone Services – 6.8%
Bezeq – The Israel Telecommunication Corp. Ltd.	4,990,912	$8,969,175
BT Group PLC	2,047,926	8,164,527

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telephone Services – continued
Com Hem Holding AB	2,941,836	$33,717,036
France Telecom S.A.	818,433	12,716,762
Hellenic Telecommunications Organization S.A.	1,203,342	11,296,780
PT XL Axiata Tbk (a)	30,933,500	7,103,412
Royal KPN N.V.	4,578,140	13,787,416
TDC A.S.	1,975,005	10,184,292
Telefonica Brasil S.A., ADR	227,925	3,384,686

		$109,324,086

Utilities – Electric Power – 47.3%
AES Corp.	2,226,647	$24,893,913
Ameren Corp.	254,752	13,906,912
American Electric Power Co., Inc.	542,546	36,421,113
Avangrid, Inc.	362,887	15,509,790
Calpine Corp. (a)	3,025,127	33,427,653
China Longyuan Power Group	11,838,000	9,200,479
CLP Holdings Ltd.	79,000	825,935
CMS Energy Corp.	18,692	836,280
Covanta Holding Corp.	607,199	9,533,024
DTE Energy Co.	173,345	17,700,258
Duke Energy Corp.	115,863	9,501,925
Dynegy, Inc. (a)	2,068,545	16,258,764
Edison International	243,053	19,349,449
EDP Renovaveis S.A.	7,747,038	57,281,517
Emera, Inc.	44,976	1,588,880
Enel S.p.A.	9,768,066	45,996,400
Energias de Portugal S.A.	10,182,591	34,489,346
Engie Brasil Energia S.A.	677,000	7,648,850
Exelon Corp.	1,839,228	66,175,423
Great Plains Energy, Inc.	278,352	8,133,445
Iberdrola S.A.	3,134,150	22,418,239
Innogy SE (a)	268,305	10,128,168
NextEra Energy Partners LP	606,335	20,087,879
NextEra Energy, Inc.	557,701	71,592,078
NRG Energy, Inc.	1,600,347	29,926,489
NRG Yield, Inc., “A”	679,675	11,819,548
NRG Yield, Inc., “C”	606,452	10,734,200
NTPC Ltd.	991,382	2,534,371
PG&E Corp.	711,785	47,234,053
PPL Corp.	1,670,007	62,441,562
Public Service Enterprise Group, Inc.	328,958	14,589,287
RWE AG (a)	571,322	9,468,368
SSE PLC	1,094,201	20,234,852
Transmissora Alianca de Energia Eletrica S.A., IEU	474,643	3,479,543

		$765,367,993

Utilities – Water – 0.7%
Companhia de Saneamento Basico do Estado de Sao Paulo	116,600	$1,213,823
SUEZ Environnement	652,036	10,298,238

		$11,512,061

Total Common Stocks		$1,424,688,574

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – 8.1%
Energy – Independent – 0.8%
Anadarko Petroleum Corp. (l), 7.5%	302,003	$13,134,110

Telecommunications – Wireless – 0.6%
American Tower Corp., 5.5%	79,220	$8,848,874

Telephone Services – 0.5%
Frontier Communications Corp., 11.125%	167,505	$8,251,296

Utilities - Electric Power – 6.2%
Dominion Resources, Inc. , 6.75%	326,288	$16,601,533
Dynegy, Inc. , 7%	68,651	4,033,246
Dynegy, Inc., 5.375%	216,352	6,274,208
Exelon Corp., 6.5%	825,094	40,726,640
Great Plains Energy, Inc., 7%	153,746	8,260,773
NextEra Energy, Inc. , 6.123%	326,102	16,631,202
NextEra Energy, Inc., 6.371%	131,422	7,935,260

		$100,462,862

Total Convertible Preferred Stocks		$130,697,142

Issuer	Shares/Par	Value ($)
PREFERRED STOCKS – 0.2%
Utilities – Electric Power – 0.2%
Companhia Paranaense de Energia	390,200	$4,080,735

MONEY MARKET FUNDS – 3.8%
MFS Institutional Money Market Portfolio, 0.7% (v)	61,069,829	$61,063,722

COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	259,438	$259,438

Total Investments		$1,620,789,611

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(1,158,486)

Net Assets – 100.0%		$1,619,631,125

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IEU	International Equity Unit

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 3/31/17

Forward Foreign Currency Exchange Contracts at 3/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	BNP Paribas S.A.	749,091	6/09/17	$799,610	$801,570	$1,960
BUY	EUR	JPMorgan Chase Bank N.A.	521,256	6/09/17	554,015	557,773	3,758
BUY	EUR	Morgan Stanley Capital Services, Inc.	289,304	6/09/17	306,231	309,572	3,341
SELL	EUR	Barclays Bank PLC	203,319	6/09/17	218,664	217,563	1,101
SELL	EUR	JPMorgan Chase Bank N.A.	53,497,884	4/18/17	57,202,612	57,106,874	95,738

							$105,898

2

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	CAD	Citibank N.A.	37,365,930	6/09/17	$27,886,792	$28,122,652	$(235,860)
SELL	CAD	Deutsche Bank AG	306,646	6/09/17	230,560	230,790	(230)
SELL	CAD	Morgan Stanley Capital Services, Inc.	2,568,586	6/09/17	1,911,843	1,933,191	(21,348)
BUY	EUR	Morgan Stanley Capital Services, Inc.	550,720	6/09/17	598,790	589,302	(9,488)
SELL	EUR	BNP Paribas S.A.	3,728,069	6/09/17	3,961,726	3,989,243	(27,517)
SELL	EUR	Citibank N.A.	1,505,225	6/09/17	1,599,956	1,610,676	(10,720)
SELL	EUR	HSBC Bank	4,282,128	6/09/17	4,551,837	4,582,117	(30,280)
SELL	EUR	JPMorgan Chase Bank N.A.	70,152,192	6/09/17	74,510,046	75,066,785	(556,739)
SELL	EUR	Morgan Stanley Capital Services, Inc.	2,125,622	6/09/17	2,261,109	2,274,535	(13,426)
SELL	GBP	Barclays Bank PLC	19,596,390	6/09/17	23,976,320	24,589,949	(613,629)

							$(1,519,237)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,559,466,451	$—	$—	$1,559,466,451
Mutual Funds	61,323,160	—	—	61,323,160
Total Investments	$1,620,789,611	$—	$—	$1,620,789,611

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$105,898	$—	$105,898
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,519,237)	—	(1,519,237)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $158,192,694 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events

4

Supplemental Information (unaudited) – continued

occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,503,002,229
Gross unrealized appreciation	248,118,665
Gross unrealized depreciation	(130,331,283)
Net unrealized appreciation (depreciation)	$117,787,382

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,959,910	59,250,570	(72,140,651)	61,069,829

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,691)	$—	$101,425	$61,063,722

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

United States	70.0%
Portugal	6.3%
Canada	3.0%
Italy	2.8%
United Kingdom	2.3%
Spain	2.2%
Sweden	2.1%
China	1.6%
France	1.4%
Other Countries	8.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

QUARTERLY REPORT

March 31, 2017

MFS® VALUE SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.9%
Aerospace – 5.3%
Honeywell International, Inc.	345,046	$43,085,892
Lockheed Martin Corp.	104,058	27,845,921
Northrop Grumman Corp.	99,664	23,704,086
United Technologies Corp.	231,071	25,928,477

		$120,564,376

Alcoholic Beverages – 1.0%
Diageo PLC	824,188	$23,580,004

Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	441,730	$9,170,315

Automotive – 1.3%
Delphi Automotive PLC	281,716	$22,675,321
Harley-Davidson, Inc.	113,012	6,837,226

		$29,512,547

Broadcasting – 2.2%
Interpublic Group of Companies, Inc.	483,602	$11,882,101
Omnicom Group, Inc.	375,428	32,365,648
Walt Disney Co.	51,517	5,841,513

		$50,089,262

Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	54,454	$20,883,654
Franklin Resources, Inc.	285,806	12,043,865
NASDAQ, Inc.	347,807	24,155,196
T. Rowe Price Group, Inc.	60,504	4,123,348

		$61,206,063

Business Services – 5.0%
Accenture PLC, “A”	482,977	$57,899,283
Amdocs Ltd.	92,216	5,624,254
Cognizant Technology Solutions Corp., “A” (a)	145,536	8,662,303
Equifax, Inc.	79,068	10,811,758
Fidelity National Information Services, Inc.	269,848	21,485,298
Fiserv, Inc. (a)	92,895	10,711,722

		$115,194,618

Cable TV – 1.3%
Comcast Corp., “A”	802,356	$30,160,562

Chemicals – 4.9%
3M Co.	247,420	$47,338,869
E.I. du Pont de Nemours & Co.	143,337	11,514,261
Monsanto Co.	78,684	8,907,029
PPG Industries, Inc.	420,128	44,147,050

		$111,907,209

Computer Software – 0.5%
Oracle Corp.	280,568	$12,516,138

Computer Software – Systems – 0.7%
International Business Machines Corp.	93,954	$16,361,150

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 1.3%
Sherwin-Williams Co.	53,860	$16,706,833
Stanley Black & Decker, Inc.	95,351	12,669,287

		$29,376,120

Consumer Products – 1.0%
Coty, Inc., “A”	505,901	$9,171,985
Newell Brands, Inc.	80,130	3,779,732
Procter & Gamble Co.	101,906	9,156,254

		$22,107,971

Containers – 0.4%
Crown Holdings, Inc. (a)	194,417	$10,294,380

Electrical Equipment – 2.0%
Johnson Controls International PLC	1,103,413	$46,475,756

Electronics – 1.5%
Texas Instruments, Inc.	417,408	$33,626,388

Energy – Independent – 1.7%
EOG Resources, Inc.	224,741	$21,923,485
Occidental Petroleum Corp.	264,331	16,748,012

		$38,671,497

Energy – Integrated – 1.8%
Chevron Corp.	184,357	$19,794,411
Exxon Mobil Corp.	266,609	21,864,604

		$41,659,015

Entertainment – 0.8%
Time Warner, Inc.	201,423	$19,681,041

Food & Beverages – 4.8%
Archer Daniels Midland Co.	259,506	$11,947,656
Danone S.A.	141,844	9,648,109
General Mills, Inc.	347,938	20,531,821
J.M. Smucker Co.	80,757	10,585,628
Mead Johnson Nutrition Co., “A”	78,242	6,969,797
Nestle S.A.	475,484	36,480,752
PepsiCo, Inc.	120,853	13,518,617

		$109,682,380

Food & Drug Stores – 1.6%
CVS Health Corp.	466,765	$36,641,053

General Merchandise – 0.4%
Target Corp.	150,952	$8,331,041

Health Maintenance Organizations – 0.7%
Cigna Corp.	81,536	$11,944,209
UnitedHealth Group, Inc.	19,989	3,278,396

		$15,222,605

Insurance – 7.6%
Aon PLC	319,601	$37,933,443
Chubb Ltd.	317,481	43,256,786
MetLife, Inc.	618,811	32,685,597
Prudential Financial, Inc.	165,187	17,622,149

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – continued
Travelers Cos., Inc.	363,551	$43,822,438

		$175,320,413

Machinery & Tools – 2.4%
Eaton Corp. PLC	280,838	$20,824,138
Illinois Tool Works, Inc.	162,569	21,535,515
Ingersoll-Rand Co. Ltd., “A”	156,809	12,751,708

		$55,111,361

Major Banks – 13.4%
Bank of New York Mellon Corp.	527,926	$24,933,945
Goldman Sachs Group, Inc.	224,809	51,643,123
JPMorgan Chase & Co.	1,195,616	105,022,909
PNC Financial Services Group, Inc.	242,591	29,169,142
State Street Corp.	241,321	19,211,565
Wells Fargo & Co.	1,394,457	77,615,477

		$307,596,161

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	183,146	$12,071,153
McKesson Corp.	103,322	15,318,520

		$27,389,673

Medical Equipment – 6.2%
Abbott Laboratories	777,881	$34,545,695
Danaher Corp.	302,092	25,837,929
Medtronic PLC	680,531	54,823,577
Thermo Fisher Scientific, Inc.	168,002	25,805,107

		$141,012,308

Oil Services – 1.3%
Schlumberger Ltd.	383,218	$29,929,326

Other Banks & Diversified Financials – 5.0%
American Express Co.	275,033	$21,757,861
Citigroup, Inc.	669,457	40,046,918
U.S. Bancorp	1,006,852	51,852,878

		$113,657,657

Pharmaceuticals – 7.2%
Johnson & Johnson	645,371	$80,380,958
Merck & Co., Inc.	349,894	22,232,265
Novartis AG	71,253	5,288,934

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – continued
Pfizer, Inc.	1,500,648	$51,337,168
Roche Holding AG	20,254	5,172,439

		$164,411,764

Printing & Publishing – 0.9%
Moody’s Corp.	138,970	$15,570,199
S&P Global, Inc.	37,310	4,877,909

		$20,448,108

Railroad & Shipping – 1.3%
Canadian National Railway Co.	172,637	$12,763,053
Union Pacific Corp.	159,114	16,853,355

		$29,616,408

Real Estate – 0.3%
Public Storage, Inc., REIT	31,407	$6,875,306

Specialty Stores – 0.3%
Advance Auto Parts, Inc.	42,938	$6,365,988

Telephone Services – 1.1%
Verizon Communications, Inc.	513,339	$25,025,276

Tobacco – 4.5%
Altria Group, Inc.	213,139	$15,222,387
Philip Morris International, Inc.	778,372	87,878,199

		$103,100,586

Trucking – 1.5%
United Parcel Service, Inc., “B”	311,920	$33,469,016

Utilities – Electric Power – 1.4%
Duke Energy Corp.	295,528	$24,236,251
Xcel Energy, Inc.	161,914	7,197,077

		$31,433,328

Total Common Stocks		$2,262,794,170

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.7% (v)	17,421,515	$17,419,773

Total Investments		$2,280,213,943

OTHER ASSETS, LESS LIABILITIES – 0.3%		7,936,571

Net Assets – 100.0%		$2,288,150,514

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,262,794,170	$—	$—	$2,262,794,170
Mutual Funds	17,419,773	—	—	17,419,773
Total Investments	$2,280,213,943	$—	$—	$2,280,213,943

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $38,400,552 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,385,703,637
Gross unrealized appreciation	902,753,129
Gross unrealized depreciation	(8,242,823)
Net unrealized appreciation (depreciation)	$894,510,306

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,388,614	92,498,014	(84,465,113)	17,421,515

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,488)	$—	$32,471	$17,419,773

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2017

*	Print name and title of each signing officer under his or her signature.